UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.     Schedule of Investments

Schedule of Investments (Unaudited)	July 31, 2014

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 100.1%
CANADA— 58.6%
Basic Materials — 58.6%
Alexco Resource * (A)	1,117,766	$1,140,121
Aurcana * (A)	1,222,948	639,318
AuRico Gold	2,638,533	10,817,985
Bear Creek Mining * (A)	1,613,079	5,044,802
Endeavour Silver *	2,120,193	12,487,937
First Majestic Silver *	132,000	1,400,688
Fortuna Silver Mines *	2,694,249	14,652,998
MAG Silver *	1,054,544	9,554,169
Pan American Silver	846,661	12,428,984
Primero Mining * (A)	1,766,746	13,529,903
Scorpio Mining *	4,036,392	1,166,106
Silver Standard Resources * (A)	1,113,204	10,219,213
Silver Wheaton	1,259,748	32,892,020
Silvercorp Metals (A)	3,548,504	6,635,702
SilverCrest Mines * (A)	2,432,830	4,997,972
Tahoe Resources *	510,500	13,526,248
TOTAL CANADA		151,134,166
MEXICO— 15.7%
Basic Materials — 15.7%
Fresnillo	1,869,673	29,387,746
Industrias Penoles	443,342	11,066,782
TOTAL MEXICO		40,454,528
PERU— 3.8%
Basic Materials — 3.8%
Hochschild Mining *	3,600,512	9,908,383
UNITED KINGDOM— 3.5%
Basic Materials — 3.5%
Polymetal International	1,064,148	9,117,778
UNITED STATES— 18.5%
Basic Materials — 18.5%
Coeur d'Alene Mines *	1,292,577	10,082,100
First Majestic Silver *	1,037,531	10,997,829
Great Panther Silver *	2,900,851	3,829,123
Hecla Mining (A)	3,532,679	11,163,266
McEwen Mining * (A)	4,097,679	11,678,385
TOTAL UNITED STATES		47,750,703
TOTAL COMMON STOCK
(Cost $327,051,168)		258,365,558

Schedule of Investments (Unaudited)	July 31, 2014

Global X Silver Miners ETF

	Shares/Face Amount(1)	Value
REPURCHASE AGREEMENTS (B) — 6.7%
Barclays
0.050%, dated 07/31/14, to be repurchased on 08/01/14 repurchase price
$15,000,021 (collateralized by U.S. Treasury Obligations, par value
$15,300,021, 0.250% – 3.125%, 03/31/15 – 9/30/19 with a total market
value of $15,300,003)	15,000,000	$15,000,000
Deutsche Bank
0.080%, dated 07/31/14, to be repurchased on 08/01/14 repurchase price $2,160,011 (collateralized by U.S. Treasury Notes, par value $2,203,211,
3.125%, 10/31/16 with a total market value of $2,205,089)	2,160,006	2,160,006
TOTAL REPURCHASE AGREEMENTS
(Cost $17,160,006)		17,160,006

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.080%, 08/01/14, GBP
(Cost $8)	5	8

TOTAL INVESTMENTS — 106.8%
(Cost $344,211,182) ††		$275,525,572

Percentages are based on Net Assets of $258,048,235.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $16,270,661.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2014 was $17,160,006.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $344,211,182, and the unrealized appreciation and depreciation were $12,976,162 and $(81,661,772) respectively.

GBP — Great British Pound

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$258,365,558	$—	$—	$258,365,558
Repurchase Agreements	—	17,160,006	—	17,160,006
Time Deposit	—	8	—	8
Total Investments in Securities	$258,365,558	$17,160,014	$—	$275,525,572

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Gold Explorers ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — 101.1%
AUSTRALIA— 10.4%
Basic Materials — 10.4%
Gryphon Minerals *	14,873,734	$2,695,318
Papillon Resources *	1,596,110	2,729,205
TOTAL AUSTRALIA		5,424,523
CANADA— 90.7%
Basic Materials — 90.7%
Asanko Gold * (A)	1,035,324	2,516,264
Atac Resources * (A)	3,221,835	3,191,252
Chesapeake Gold *	763,316	2,590,241
Continental Gold * (A)	713,532	2,526,009
Exeter Resource *	3,382,694	2,604,674
Gold Canyon Resources * (A)	8,380,985	3,074,604
Guyana Goldfields *	935,920	2,678,104
International Tower Hill Mines *	3,527,070	2,569,118
Kaminak Gold, Cl A * (A)	2,744,702	2,215,195
Lydian International, Cl A * (A)	2,194,545	2,374,983
Newstrike Capital *	2,797,089	2,385,741
Novagold Resources *	726,218	2,730,580
Paramount Gold and Silver * (A)	2,676,372	2,729,899
Pretium Resources *	335,420	2,294,890
Rubicon Minerals * (A)	1,685,426	2,488,683
Sabina Gold & Silver * (A)	3,283,090	2,649,717
Seabridge Gold *	287,298	2,691,982
Torex Gold Resources *	1,976,016	2,754,661
TOTAL CANADA		47,066,597
TOTAL COMMON STOCK
(Cost $65,017,921)		52,491,120

REPURCHASE AGREEMENT — 7.8%
Deutsche Bank
0.080%, dated 07/31/14, to be repurchased on 08/01/14 repurchase price $4,041,925 (collateralized by U.S. Treasury Notes, par value $4,122,763, 3.125%, 10/31/16 with a total market value of $4,126,652) (B)
(Cost $4,041,916)	4,041,916	4,041,916

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.253%, 08/01/14, CAD
(Cost $62,187)	67,806	62,187

TOTAL INVESTMENTS — 109.0%
(Cost $69,122,024) ††		$56,595,223

Schedule of Investments (Unaudited)	July 31, 2014

Global X Gold Explorers ETF

Percentages are based on Net Assets of $51,895,540.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $3,302,071.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such a security as of July 31, 2014 was $4,041,916.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $69,122,024, and the unrealized appreciation and depreciation were $1,604,993 and $(14,131,794) respectively.

CAD — Canadian Dollar

Cl — Class

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,491,120	$—	$—	$52,491,120
Repurchase Agreement	—	4,041,916	—	4,041,916
Time Deposit	—	62,187	—	62,187
Total Investments in Securities	$52,491,120	$4,104,103	$—	$56,595,223

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Pure Gold Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 4.3%
Basic Materials — 4.3%
Medusa Mining *	102,453	$158,524
Perseus Mining *	215,942	87,293
TOTAL AUSTRALIA		245,817
CANADA— 43.4%
Basic Materials — 43.4%
African Barrick Gold	52,339	231,514
Agnico Eagle Mines	1	37
Alamos Gold	27,279	242,680
Argonaut Gold *	49,977	182,426
B2Gold *	101,798	263,283
Centerra Gold	65,176	338,926
Detour Gold *	31,370	353,590
Eldorado Gold	39,718	294,708
Kinross Gold *	54,332	216,785
Osisko Gold Royalties *	2	28
SEMAFO *	75,898	327,858
Yamana Gold	5	43
TOTAL CANADA		2,451,878
CHINA— 4.7%
Basic Materials — 4.7%
Real Gold Mining * (A) (B)	36,500	4,173
Zhaojin Mining Industry	414,073	260,196
TOTAL CHINA		264,369
EGYPT— 7.0%
Basic Materials — 7.0%
Centamin *	326,805	398,085
JERSEY— 5.5%
Basic Materials — 5.5%
Randgold Resources ADR	3,577	308,123
RUSSIA— 4.6%
Basic Materials — 4.6%
Polyus Gold International *	83,761	261,970
SOUTH AFRICA— 21.3%
Basic Materials — 21.3%
AngloGold Ashanti ADR *	16,137	277,395
Gold Fields ADR	69,344	273,215
Harmony Gold Mining ADR *	88,519	268,213
Sibanye Gold ADR	40,144	382,974
TOTAL SOUTH AFRICA		1,201,797
TURKEY— 4.0%
Basic Materials — 4.0%
Koza Altin Isletmeleri	21,679	224,600

Schedule of Investments (Unaudited)	July 31, 2014

Global X Pure Gold Miners ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
UNITED KINGDOM— 0.8%
Basic Materials — 0.8%
Petropavlovsk *	78,309	$44,951
UNITED STATES— 4.4%
Basic Materials — 4.4%
Alacer Gold	107,691	245,931
TOTAL COMMON STOCK
(Cost $7,173,285)		5,647,521

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 08/01/14	6,806	6,806
1.782%, 08/01/14, AUD	3	3
0.253%, 08/01/14, CAD	44	40
TOTAL TIME DEPOSITS
(Cost $6,849)		6,849

TOTAL INVESTMENTS — 100.0%
(Cost $7,180,134) ††		$5,654,370

Percentages are based on Net Assets of $5,651,535.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security is considered illiquid. The total value of such securities as of July 31, 2014 was $4,173 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2014, was $4,173 and represents 0.1% of net assets.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $7,180,134, and the unrealized appreciation and depreciation were $366,734 and $(1,892,498) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$5,643,348	$—	$4,173	$5,647,521
Time Deposits	—	6,849	—	6,849
Total Investments in Securities	$5,643,348	$6,849	$4,173	$5,654,370

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 17.3%
Basic Materials — 17.3%
Cudeco * (A)	476,435	$774,814
OZ Minerals	447,049	1,931,806
PanAust	1,022,210	2,165,860
Sandfire Resources *	292,046	1,753,231
TOTAL AUSTRALIA		6,625,711
CANADA— 39.5%
Basic Materials — 39.5%
Capstone Mining *	609,289	1,631,700
Copper Mountain Mining * (A)	368,642	929,762
Copper Mountain Mining * ^	12,300	30,504
First Quantum Minerals (A)	82,437	1,955,171
HudBay Minerals, Cl B	196,407	2,109,346
Imperial Metals *	124,485	1,907,777
Lundin Mining *	326,480	1,877,406
Taseko Mines *	648,755	1,492,136
Teck Resources, Cl B (A)	70,916	1,699,486
Turquoise Hill Resources *	427,086	1,477,718
TOTAL CANADA		15,111,006
CHINA— 4.7%
Basic Materials — 4.7%
Jiangxi Copper, Cl H	931,814	1,784,262
MEXICO— 4.6%
Basic Materials — 4.6%
Grupo Mexico, Cl B (A)	498,314	1,773,123
PERU— 4.5%
Basic Materials — 4.5%
Southern Copper	52,516	1,725,676
POLAND— 4.7%
Basic Materials — 4.7%
KGHM Polska Miedz	43,519	1,790,105
SWITZERLAND— 4.8%
Basic Materials — 4.8%
Glencore Xstrata	299,170	1,818,578
TURKEY— 0.9%
Basic Materials — 0.9%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	157,631	328,091
UNITED KINGDOM— 14.0%
Basic Materials — 14.0%
Antofagasta	110,593	1,513,323
Kazakhmys *	370,787	2,033,253

Schedule of Investments (Unaudited)	July 31, 2014

Global X Copper Miners ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Basic Materials — continued
Vedanta Resources	102,627	$1,821,023
TOTAL UNITED KINGDOM		5,367,599
UNITED STATES— 4.6%
Basic Materials — 4.6%
Freeport-McMoRan Copper & Gold	47,515	1,768,508
TOTAL COMMON STOCK
(Cost $40,935,331)		38,092,659

REPURCHASE AGREEMENT — 9.5%
Deutsche Bank
0.080%, dated 07/31/14, to be repurchased on 08/01/14 repurchase price $3,629,747 (collateralized by U.S. Treasury Notes, par value $3,702,342, 3.125%, 10/31/16 with a total market value of $3,705,834) (B)
(Cost $3,629,739)	3,629,739	3,629,739

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 08/01/14	1,266	1,266
1.782%, 08/01/14, AUD	11	10
0.005%, 08/01/14, HKD	512,675	66,151
TOTAL TIME DEPOSITS
(Cost $67,427)		67,427

TOTAL INVESTMENTS — 109.3%
(Cost $44,632,497) ††		$41,789,825

Percentages are based on Net Assets of $38,253,466.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $3,444,065.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such a security as of July 31, 2014 was $3,629,739.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $44,632,497, and the unrealized appreciation and depreciation were $2,460,299 and $(5,302,971) respectively.

AUD — Australian Dollar

Cl — Class

HKD — Hong Kong Dollar

Schedule of Investments (Unaudited)	July 31, 2014

Global X Copper Miners ETF

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$38,092,659	$—	$—	$38,092,659
Repurchase Agreement	—	3,629,739	—	3,629,739
Time Deposits	—	67,427	—	67,427
Total Investments in Securities	$38,092,659	$3,697,166	$—	$41,789,825

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.6%
AUSTRALIA— 21.7%
Basic Materials — 21.7%
Bannerman Resources * (A) (C)	26,354,861	$1,959,324
Berkeley Resources * (A)	10,611,411	3,155,575
Energy Resources of Australia *	9,993,162	12,444,091
Greenland Minerals & Energy * (A)	37,699,286	3,293,187
Paladin Energy * (A)	36,312,613	12,654,477
Silex Systems * (A)	7,532,553	4,479,996
Syrah Resources *	3,778,003	19,661,007
TOTAL AUSTRALIA		57,647,657
CANADA— 59.3%
Basic Materials — 59.3%
Alpha Exploration *	400,329	67,924
Cameco (A)	2,993,142	60,337,746
Denison Mines * (A)	23,441,899	31,174,167
Energy Fuels * (A)	1,333,923	10,398,813
Fission 3.0 * (A)	8,145,328	634,982
Fission Uranium *	11,039,120	12,554,234
Laramide Resources * (A)	5,999,549	2,861,251
Mega Uranium *	22,950,746	4,946,508
Uex * (A)	16,304,258	6,654,189
Uranium Participation * (A)	5,773,452	27,798,985
TOTAL CANADA		157,428,799
FRANCE— 5.2%
Utilities — 5.2%
Areva *	665,089	13,853,052
UNITED STATES— 13.4%
Basic Materials — 13.4%
Uranerz Energy *	7,513,937	9,016,725
Uranium Energy * (A)	5,740,128	10,160,027
Uranium Resources *	1,309,753	3,536,333
Ur-Energy * (A)	10,645,422	11,709,964
USEC * (C)	208,464	1,186,160
TOTAL UNITED STATES		35,609,209
TOTAL COMMON STOCK
(Cost $306,285,802)		264,538,717

REPURCHASE AGREEMENTS (B) — 12.6%
Barclays
0.050%, dated 07/31/14, to be repurchased on 08/01/14 repurchase price
$30,000,042 (collateralized by U.S. Treasury Obligations, par value
$30,600,043, 0.250% – 3.125%, 03/31/15 – 9/30/19 with total market
value of $30,600,007)	$30,000,000	30,000,000

Schedule of Investments (Unaudited)	July 31, 2014

Global X Uranium ETF

	Shares/Face Amount(1)	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
0.080%, dated 07/31/14, to be repurchased on 08/01/14 repurchase price $3,436,158 (collateralized by U.S. Treasury Notes, par value $3,504,881, 3.125%, 10/31/16 with total market value of $3,508,187)	3,436,150	$3,436,150
TOTAL REPURCHASE AGREEMENTS
(Cost $33,436,150)		33,436,150

TIME DEPOSITS — 0.9%
Brown Brothers Harriman
0.030%, 08/01/14	983,325	983,325
0.253%, 08/01/14, CAD	1,436,177	1,317,171
0.080%, 08/01/14, GBP	5	8
TOTAL TIME DEPOSITS
(Cost $2,300,504)		2,300,504

TOTAL INVESTMENTS — 113.1%
(Cost $342,022,456) ††		$300,275,371

Percentages are based on Net Assets of $265,535,767.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $29,915,713.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2014 was $33,436,150.
(C)	Affiliated Investment.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $342,022,456, and the unrealized appreciation and depreciation were $9,080,695 and $(50,827,780) respectively.

CAD — Canadian Dollar

GBP — Great British Pound

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$264,538,717	$—	$—	$264,538,717
Repurchase Agreements	—	33,436,150	—	33,436,150
Time Deposits	—	2,300,504	—	2,300,504
Total Investments in Securities	$264,538,717	$35,736,654	$—	$300,275,371

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Lithium ETF

	Shares	Value
COMMON STOCK — 99.1%
AUSTRALIA— 2.9%
Basic Materials — 2.9%
Galaxy Resources *	6,613,661	$353,399
Orocobre *	553,200	1,352,052
TOTAL AUSTRALIA		1,705,451
CANADA— 0.8%
Basic Materials — 0.8%
Avalon Rare Metals * (A)	592,024	263,339
RB Energy * (A)	828,236	231,680
TOTAL CANADA		495,019
CHILE— 7.1%
Basic Materials — 7.1%
Sociedad Quimica y Minera de Chile ADR	148,579	4,120,096
CHINA— 6.0%
Industrials — 6.0%
BYD, Cl H	525,600	3,509,629
FRANCE— 5.5%
Industrials — 5.5%
Saft Groupe	86,584	3,194,147
HONG KONG— 6.0%
Consumer Goods — 4.8%
FDG Electric Vehicles *	42,795,900	2,761,008
Industrials — 1.2%
Coslight Technology International Group *	786,073	714,054
TOTAL HONG KONG		3,475,062
JAPAN— 10.3%
Industrials — 10.3%
GS Yuasa (A)	410,694	2,667,026
Panasonic	273,200	3,339,804
TOTAL JAPAN		6,006,830
SOUTH KOREA— 8.0%
Basic Materials — 4.2%
LG Chemical	8,645	2,447,531
Industrials — 3.8%
Samsung SDI	14,295	2,232,181
TOTAL SOUTH KOREA		4,679,712
TAIWAN— 10.7%
Industrials — 10.7%
Changs Ascending Enterprise *	228,017	546,672
Dynapack International Technology	977,100	2,736,838
Simplo Technology	535,100	2,926,237
TOTAL TAIWAN		6,209,747

Schedule of Investments (Unaudited)	July 31, 2014

Global X Lithium ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
UNITED STATES— 41.8%
Basic Materials — 36.5%
Avalon Rare Metals *	170,666	$75,793
FMC	149,458	9,747,651
Rockwood Holdings	145,155	11,458,535
		21,281,979
Industrials — 5.3%
Johnson Controls	60,898	2,876,822
Ultralife *	54,957	198,395
		3,075,217
TOTAL UNITED STATES		24,357,196
TOTAL COMMON STOCK
(Cost $51,678,109)		57,752,889

U.S. TREASURY OBLIGATION — 15.5%
United States Treasury Bills
0.010%, 08/14/14(C)
(Cost $8,999,984)	9,000,000	8,999,964

REPURCHASE AGREEMENT — 3.2%
Deutsche Bank
0.080%, dated 07/31/14, to be repurchased on 08/01/14 repurchase price $1,867,724 (collateralized by U.S. Treasury Notes, par value $1,905,079, 3.125%, 10/31/16 with a total market value of $1,906,876) (B)
(Cost $1,867,720)	1,867,720	1,867,720

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 1.782%, 08/01/14, AUD
(Cost $3)	3	3

TOTAL INVESTMENTS — 117.8%
(Cost $62,545,816) ††		$68,620,576

Percentages are based on Net Assets of $58,255,393.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $1,768,931.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such a security as of July 31, 2014 was $1,867,720.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $62,545,816, and the unrealized appreciation and depreciation were $11,801,488 and $(5,726,728) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2014

Global X Lithium ETF

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,752,889	$—	$—	$57,752,889
U.S. Treasury Obligation	—	8,999,964	—	8,999,964
Repurchase Agreement	—	1,867,720	—	1,867,720
Time Deposit	—	3	—	3
Total Investments in Securities	$57,752,889	$10,867,687	$—	$68,620,576

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 10.1%
Basic Materials — 10.1%
Incitec Pivot	343,905	$952,380
Nufarm	222,901	901,066
TOTAL AUSTRALIA		1,853,446
CANADA— 9.6%
Basic Materials — 9.6%
Agrium	282	25,708
Agrium^	9,643	878,284
Potash Corp of Saskatchewan	24,646	874,687
TOTAL CANADA		1,778,679
CHILE— 4.9%
Basic Materials — 4.9%
Sociedad Quimica y Minera de Chile ADR	32,332	896,566
CHINA— 8.4%
Basic Materials — 8.4%
China BlueChemical, Cl H	1,675,516	866,939
Sinofert Holdings *	4,874,185	685,526
TOTAL CHINA		1,552,465
GERMANY— 4.2%
Basic Materials — 4.2%
K+S	25,195	775,789
ISRAEL— 9.2%
Basic Materials — 9.2%
Israel Chemicals	100,571	821,934
The Israel Corp *	1,489	880,957
TOTAL ISRAEL		1,702,891
NETHERLANDS— 4.8%
Industrials — 4.8%
OCI *	23,095	883,226
NORWAY— 4.7%
Basic Materials — 4.7%
Yara International	18,999	870,714
RUSSIA— 4.0%
Basic Materials — 4.0%
Uralkali GDR	38,742	743,846
SOUTH KOREA— 2.7%
Basic Materials — 2.7%
Namhae Chemical	55,548	491,791
SWITZERLAND— 4.5%
Basic Materials — 4.5%
Syngenta	2,308	824,404

Schedule of Investments (Unaudited)	July 31, 2014

Global X Fertilizers/Potash ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
TAIWAN— 4.9%
Basic Materials — 4.9%
Taiwan Fertilizer	439,082	$896,041
TURKEY— 4.5%
Basic Materials — 4.5%
Bagfas Bandirma Gubre Fabrik *	14,871	363,655
Gubre Fabrikalari	230,888	475,180
TOTAL TURKEY		838,835
UNITED STATES— 23.2%
Basic Materials — 23.2%
CF Industries Holdings	3,735	935,020
Intrepid Potash *	53,341	789,980
Mosaic	18,433	849,946
Scotts Miracle-Gro, Cl A	14,878	791,509
Terra Nitrogen	6,196	907,776
TOTAL UNITED STATES		4,274,231
TOTAL COMMON STOCK
(Cost $23,373,309)		18,382,924

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 08/01/14	33,259	33,259
1.782%, 08/01/14, AUD	8	7
0.600%, 08/01/14, NOK	20	3
TOTAL TIME DEPOSITS
(Cost $33,269)		33,269

TOTAL INVESTMENTS — 99.9%
(Cost $23,406,578) ††		$18,416,193

Percentages are based on Net Assets of $18,433,026.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(1)	In U.S. Dollars unless otherwise indicated.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $23,406,578, and the unrealized appreciation and depreciation were $668,000 and $(5,658,385) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

GDR — Global Depositary Receipt

NOK — Norwegian Krone

Schedule of Investments (Unaudited)	July 31, 2014

Global X Fertilizers/Potash ETF

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,382,924	$—	$—	$18,382,924
Time Deposits	—	33,269	—	33,269
Total Investments in Securities	$18,382,924	$33,269	$—	$18,416,193

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 19.7%
Basic Materials — 19.7%
Arrium	91,207	$69,926
Atlas Iron	53,284	31,691
Beadell Resources *	54,877	26,518
Evolution Mining	33,397	24,208
Independence Group	15,726	71,317
Lynas *	167,003	26,383
Medusa Mining *	14,402	22,284
Mineral Resources	9,200	94,900
Mount Gibson Iron	50,469	34,472
Northern Star Resources	41,559	66,235
OceanaGold *	17,770	51,357
OZ Minerals	22,500	97,228
Paladin Energy *	48,105	16,764
PanAust	36,045	76,372
Papillon Resources *	21,500	36,763
Regis Resources	21,800	35,655
Resolute Mining *	45,795	25,534
Sandfire Resources *	6,613	39,700
Silver Lake Resources *	31,493	13,463
Sirius Resources NL *	18,200	66,469
Sundance Resources *	189,796	14,816
Syrah Resources *	6,336	32,973
Western Areas	13,550	63,716
Whitehaven Coal *	46,600	73,835
TOTAL AUSTRALIA		1,112,579
BELGIUM— 0.8%
Basic Materials — 0.8%
Nyrstar	11,307	46,860
BERMUDA— 2.0%
Basic Materials — 2.0%
Petra Diamonds *	32,800	110,642
BRAZIL— 0.0%
Basic Materials — 0.0%
MMX Mineracao e Metalicos *	4,425	2,848
CANADA— 41.8%
Basic Materials — 41.8%
African Barrick Gold	10,800	47,772
Alamos Gold	9,596	85,368
Argonaut Gold *	11,307	41,273
AuRico Gold	18,692	76,637
B2Gold *	48,636	125,789
Capstone Mining *	25,752	68,965

Schedule of Investments (Unaudited)	July 31, 2014

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Centerra Gold	12,028	$62,548
China Gold International Resources *	18,200	53,414
Continental Gold *	7,826	27,705
Denison Mines *	32,751	43,554
Detour Gold *	11,853	133,602
Dominion Diamond *	6,000	84,138
Dundee Precious Metals *	6,666	31,607
Endeavour Silver *	7,519	44,287
Fission Uranium *	25,900	29,455
Fortuna Silver Mines *	9,522	51,787
HudBay Minerals, Cl B	14,652	157,358
IAMGOLD *	5,313	19,637
IAMGOLD * ^	22,872	84,398
Ivanhoe Mines, Cl A *	38,700	53,595
Lake Shore Gold *	31,600	34,778
MAG Silver *	4,575	41,330
Nevsun Resources	2,788	10,586
Nevsun Resources ^	12,004	45,615
Novagold Resources *	17,502	65,807
Pan American Silver	11,321	166,192
Premier Gold Mines *	10,944	29,509
Primero Mining *	12,000	91,897
Rio Alto Mining *	12,099	27,963
Rubicon Minerals *	3,930	5,803
Rubicon Minerals * ^	22,244	33,144
Sandstorm Gold *	1,240	8,347
Sandstorm Gold * ^	7,373	50,063
Seabridge Gold *	3,069	28,756
SEMAFO *	20,746	89,617
Sherritt International	21,279	87,431
Silver Standard Resources *	6,080	55,814
Silvercorp Metals	12,332	23,061
Taseko Mines *	14,271	32,823
Thompson Creek Metals *	10,100	28,078
Torex Gold Resources *	54,364	75,786
TOTAL CANADA		2,355,289
CHINA— 0.7%
Basic Materials — 0.7%
Zhaojin Mining Industry	61,300	38,520
EGYPT— 1.7%
Basic Materials — 1.7%
Centamin *	77,562	94,479

Schedule of Investments (Unaudited)	July 31, 2014

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 1.5%
Basic Materials — 0.6%
China Precious Metal Resources Holdings *	256,700	$34,116
Energy — 0.9%
Shougang Fushan Resources Group	193,636	50,720
TOTAL HONG KONG		84,836
INDONESIA— 0.5%
Basic Materials — 0.5%
Aneka Tambang Persero	248,547	27,265
IRELAND— 0.9%
Basic Materials — 0.9%
Kenmare Resources *	200,119	48,990
JAPAN— 3.1%
Basic Materials — 3.1%
Pacific Metals	10,465	52,088
Toho Zinc	9,547	45,663
UACJ	18,762	74,782
TOTAL JAPAN		172,533
PERU— 0.6%
Basic Materials — 0.6%
Hochschild Mining *	12,600	34,674
RUSSIA— 0.2%
Basic Materials — 0.2%
Raspadskaya * (A)	18,627	9,416
SOUTH AFRICA— 4.7%
Basic Materials — 4.7%
Harmony Gold Mining ADR *	18,018	54,595
Northam Platinum *	17,317	71,073
Sibanye Gold ADR	14,952	142,642
TOTAL SOUTH AFRICA		268,310
TURKEY— 0.7%
Basic Materials — 0.7%
Koza Altin Isletmeleri	3,100	32,117
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	3,900	8,117
TOTAL TURKEY		40,234
UNITED KINGDOM— 2.8%
Basic Materials — 2.8%
African Minerals *	17,933	21,118
Ferrexpo	22,015	50,028
Kazakhmys *	16,300	89,383
TOTAL UNITED KINGDOM		160,529

Schedule of Investments (Unaudited)	July 31, 2014

Global X Junior Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES— 18.1%
Basic Materials — 18.1%
Alacer Gold	17,316	$39,544
Allied Nevada Gold *	7,148	22,373
Alpha Natural Resources *	16,321	55,328
Arch Coal	15,966	47,419
Century Aluminum *	3,850	72,380
Cloud Peak Energy *	4,554	70,496
Coeur d'Alene Mines *	7,771	60,614
First Majestic Silver *	8,521	90,323
Gold Resource	3,411	18,010
Hecla Mining	25,741	81,342
McEwen Mining *	16,780	47,823
Molycorp *	14,148	29,569
RTI International Metals *	2,274	56,532
Stillwater Mining *	8,925	159,757
SunCoke Energy *	5,101	116,456
Westmoreland Coal *	1,190	51,277
TOTAL UNITED STATES		1,019,243
TOTAL COMMON STOCK
(Cost $5,965,363)		5,627,247

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $5,231)	$5,231	5,231

TOTAL INVESTMENTS — 99.9%
(Cost $5,970,594) ††		$5,632,478

Percentages are based on Net Assets of $5,636,814.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2014, was $9,416 and represents 0.2% of net assets.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $5,970,594, and the unrealized appreciation and depreciation were $627,005 and $(965,121) respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2014

Global X Junior Miners ETF

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,617,831	$9,416	$—	$5,627,247
Time Deposit	—	5,231	—	5,231
Total Investments in Securities	$5,617,831	$14,647	$—	$5,632,478

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-1100

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA— 20.2%
Banks — 5.1%
Bank of Queensland	978,817	$11,406,554
Bendigo and Adelaide Bank	1,012,539	11,997,131
Commonwealth Bank of Australia	152,224	11,847,409
National Australia Bank	334,319	10,973,299
Westpac Banking	346,394	11,141,083
		57,365,476
Consumer Services — 3.8%
David Jones (A) (B)	3,564,538	13,216,960
Metcash (C)	3,787,131	10,241,387
Myer Holdings (C)	4,565,890	9,674,215
Southern Cross Media Group	8,281,568	9,312,223
		42,444,785
Financials — 1.8%
ASX	312,522	10,510,530
IOOF Holdings (C)	1,212,816	9,839,309
		20,349,839
Industrials — 1.0%
Sydney Airport	2,895,893	11,571,946
Oil & Gas — 1.1%
APA Group	1,763,791	12,243,996
Real Estate Investment Trusts — 4.3%
Abacus Property Group	4,911,194	11,820,675
Charter Hall Retail	3,098,988	11,548,344
Cromwell Property Group	14,235,900	13,493,995
Stockland	2,897,536	10,932,269
		47,795,283
Telecommunications — 1.0%
Telstra	2,180,352	11,123,831
Utilities — 2.1%
DUET Group	5,425,283	12,150,521
Spark Infrastructure Group	6,500,685	11,387,435
		23,537,956
TOTAL AUSTRALIA		226,433,112
BELGIUM— 1.0%
Telecommunications — 1.0%
Belgacom	347,242	11,354,646
BERMUDA— 1.0%
Industrials — 1.0%
Ship Finance International	592,563	10,784,647

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL— 2.4%
Financials — 1.3%
Banco do Brasil	1,204,300	$14,709,048
Utilities — 1.1%
Transmissora Alianca de Energia Eletrica	1,391,800	12,698,737
TOTAL BRAZIL		27,407,785
CANADA— 8.9%
Consumer Services — 1.0%
Parkland Fuel (C)	602,993	11,386,826
Financials — 0.5%
AGF Management, Cl B	509,812	5,526,645
Oil & Gas — 5.3%
Bonterra Energy (C)	210,133	11,628,766
Canadian Oil Sands	549,605	11,739,626
Crescent Point Energy (C)	295,618	12,062,223
Freehold Royalties (C)	510,780	12,025,242
Veresen (C)	708,426	12,039,376
		59,495,233
Real Estate Investment Trusts — 1.0%
Dream Global	1,271,683	10,566,743
Telecommunications — 1.1%
Bell Aliant (C)	435,750	12,348,948
TOTAL CANADA		99,324,395
FINLAND— 3.9%
Basic Materials — 0.9%
UPM-Kymmene	594,720	9,731,492
Health Care — 1.1%
Orion, Cl B	337,138	12,536,586
Telecommunications — 0.9%
Elisa	377,479	10,832,050
Utilities — 1.0%
Fortum	428,234	11,009,765
TOTAL FINLAND		44,109,893
FRANCE— 6.3%
Financials — 0.8%
Euler Hermes	80,065	9,343,418

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.8%
Bouygues	253,099	$10,006,358
Veolia Environnement	587,419	10,406,472
		20,412,830
Oil & Gas — 1.0%
Total	165,290	10,643,808
Real Estate Investment Trusts — 1.0%
Fonciere Des Regions	114,307	11,478,149
Utilities — 1.7%
Electricite de France	262,327	8,479,612
Suez Environnement	529,080	9,883,056
		18,362,668
TOTAL FRANCE		70,240,873
GERMANY— 0.7%
Telecommunications — 0.7%
Freenet	315,409	8,362,477
HONG KONG— 3.2%
Consumer Services — 1.0%
Giordano International	20,071,747	11,783,982
Technology — 1.0%
VTech Holdings	884,049	10,939,323
Telecommunications — 1.2%
SmarTone Telecommunications Holdings	9,190,315	13,352,552
TOTAL HONG KONG		36,075,857
ISRAEL— 1.0%
Telecommunications — 1.0%
Bezeq The Israeli Telecommunication	6,260,539	11,693,113
ITALY— 1.0%
Utilities — 1.0%
Hera	4,037,719	10,921,522
NETHERLANDS— 1.2%
Real Estate Investment Trusts — 1.2%
Corio	243,320	12,943,073
NORWAY— 0.9%
Oil & Gas — 0.9%
Seadrill	287,684	10,401,994
PORTUGAL— 1.1%
Utilities — 1.1%
Energias de Portugal	2,506,251	11,756,022

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA— 0.8%
Consumer Services — 0.8%
CTC Media	915,755	$8,855,351
SINGAPORE— 6.2%
Industrials — 2.2%
Hutchison Port Holdings Trust, Cl U	16,295,575	12,140,203
Venture	1,880,561	12,225,531
		24,365,734
Real Estate Investment Trusts — 3.1%
Ascendas	6,134,649	11,457,901
Mapletree Logistics Trust	12,804,863	12,060,693
Suntec Real Estate Investment Trust	7,928,185	11,375,913
		34,894,507
Telecommunications — 0.9%
StarHub	3,163,106	10,801,468
TOTAL SINGAPORE		70,061,709
SOUTH AFRICA— 1.0%
Financials — 1.0%
Redefine Properties	12,499,125	11,213,427
SPAIN— 1.0%
Financials — 1.0%
Banco Santander	1,109,900	11,216,410
SWEDEN— 0.9%
Telecommunications — 0.9%
TeliaSonera	1,387,917	10,422,154
TAIWAN— 1.0%
Consumer Goods — 1.0%
AmTRAN Technology	15,635,654	11,600,504
UNITED KINGDOM— 6.6%
Financials — 5.6%
Admiral Group	424,377	10,439,082
Amlin	1,427,478	10,994,504
Friends Life Group	1,712,221	9,605,967
Intermediate Capital Group	1,402,426	9,539,556
Provident Financial	339,072	12,176,160
Standard Life	1,621,523	10,260,621
		63,015,890
Utilities — 1.0%
SSE	433,813	10,671,195
TOTAL UNITED KINGDOM		73,687,085

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 29.0%
Consumer Goods — 1.0%
Vector Group (C)	546,731	$11,224,387
Financials — 4.3%
AGF Management, Cl B	516,280	5,627,091
BGC Partners, Cl A	1,475,547	11,553,533
Home Loan Servicing Solutions	501,584	10,733,898
New York Community Bancorp (C)	657,141	10,435,399
OneBeacon Insurance Group, Cl A	662,407	9,803,624
		48,153,545
Health Care — 2.0%
AstraZeneca	153,461	11,256,121
PDL BioPharma (C)	1,197,644	11,233,901
		22,490,022
Industrials — 2.0%
Costamare	501,275	11,880,217
RR Donnelley & Sons	563,370	9,780,103
		21,660,320
Real Estate Investment Trusts — 16.0%
American Capital Mortgage Investment	529,020	10,543,369
Apollo Commercial Real Estate Finance	621,095	10,291,544
ARMOUR Residential (C)	2,433,121	10,243,439
Capstead Mortgage	822,576	10,561,876
Chimera Investment	3,379,626	10,713,414
Franklin Street Properties	844,204	10,248,637
Hospitality Properties Trust	391,629	11,188,840
Invesco Mortgage Capital	637,545	10,825,514
Investors Real Estate Trust	1,184,419	10,091,250
Medical Properties Trust	793,068	10,674,695
New York Mortgage Trust	1,405,472	10,611,314
NorthStar Realty Finance *	741,912	11,944,783
Omega Healthcare Investors (C)	329,285	12,032,074
PennyMac Mortgage Investment Trust	432,985	9,270,209
Resource Capital	1,744,721	9,613,413
Sabra Health Care	371,661	10,295,010
Starwood Property Trust	433,045	10,219,862
		179,369,243
Telecommunications — 3.7%
Consolidated Communications Holdings (C)	541,085	12,109,482
Frontier Communications (C)	2,246,536	14,714,811
Windstream Holdings (C)	1,329,900	15,240,654
		42,064,947

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperDividendTM ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$324,962,464
TOTAL COMMON STOCK
(Cost $1,009,032,854)		1,113,828,513

PREFERRED STOCK — 1.2%
BRAZIL— 1.2%
Utilities — 1.2%
AES Tiete
(Cost $14,032,069)	1,533,556	12,755,130

REPURCHASE AGREEMENTS — 8.9%
Barclays
0.051%, dated 07/31/14, to be repurchased on 08/01/2014 repurchase price $95,000,135 (collateralized by U.S. Treasury Obligations, ranging in par value $1,974,310-$42,115,144, 0.250%-3.125%, 03/31/15-09/30/19 with a total market value of $96,900,021) (D)	95,000,000	95,000,000
Deutsche Bank
0.051%, dated 07/31/14, to be repurchased on 08/01/2014 repurchase price $4,806,962 (collateralized by U.S. Treasury Notes, par value $4,615,999, 3.125%, 10/31/16 with a total market value of $4,907,730) (D)	4,806,955	4,806,955
TOTAL REPURCHASE AGREEMENTS
(Cost $99,806,955)		99,806,955

TIME DEPOSITS — 0.0%
Brown Brothers Harriman
1.782%, 08/01/14, AUD	131	122
0.253%, 08/01/14, CAD	21,348	19,579
0.000%, 08/01/14, EUR	16	21
0.005%, 08/01/14, HKD	7	1
0.600%, 08/01/14, NOK	109	17
2.700%, 08/01/14, NZD	11	9
TOTAL TIME DEPOSITS
(Cost $19,749)		19,749
TOTAL INVESTMENTS — 109.4%
(Cost $1,122,891,627)††		$1,226,410,347

Percentages are based on Net Assets of $1,121,428,068.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2014 was $13,216,960 and represented 1.2% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2014, was $13,216,960 and represents 1.2% of net assets.
(C)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $95,252,692.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2014 was $99,806,955.

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperDividendTM ETF

††	At July 31, 2014, the tax basis cost of the Fund's investments was $1,122,891,627 and the unrealized appreciation and depreciation were $121,529,021 and $(18,010,301) respectively.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

HKD — Hon Kong Dollar

NOK — Norwegian Krone

NZD — New Zealand Dollar

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$1,100,611,553	$—	$13,216,960	$1,113,828,513
Preferred Stock	12,755,130	—	—	12,755,130
Repurchase Agreements	—	99,806,955	—	99,806,955
Time Deposits	—	19,749	—	19,749
Total Investments in Securities	$1,113,366,683	$99,826,704	$13,216,960	$1,226,410,347

(a) The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of July 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Quantitative information about level 3 fair value measurements

Assets	Fair Value at 07/31/14	Valuation Technique(s)	Unobservable Input	Discount Percentage Range
Common Stock	$13,216,960	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0% to 25%

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in
Common Stock
Beginning Balance as of October 31, 2013	$0
Change in unrealized appreciation/(depreciation)	0
Transfers into Level 3	13,216,960
Ending Balance as of July 31, 2014	$13,216,960

For the period ended July 31, 2014, the transfers into Level 3 were due to a security being halted. Transfers between levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperDividendTM U.S. ETF

	Shares	Value
COMMON STOCK — 84.9%
CANADA— 2.0%
Consumer Services — 2.0%
Thomson Reuters	77,092	$2,914,849
UNITED STATES— 82.9%
Consumer Goods — 10.5%
Altria Group	76,070	3,088,442
Lorillard	55,150	3,335,472
Philip Morris International	34,071	2,794,163
Reynolds American	55,255	3,085,992
Vector Group (A)	143,063	2,937,083
		15,241,152
Consumer Services — 4.0%
Six Flags Entertainment	66,936	2,558,294
Stonemor Partners (A)	129,716	3,157,287
		5,715,581
Financials — 3.7%
Ellington Financial	108,375	2,568,488
New York Community Bancorp (A)	170,530	2,708,016
		5,276,504
Health Care — 3.8%
Eli Lilly	45,798	2,796,426
Merck	47,808	2,712,626
		5,509,052
Industrials — 4.3%
Covanta Holding	151,854	3,100,858
Iron Mountain	93,847	3,144,813
		6,245,671
Oil & Gas — 5.8%
Chevron	23,571	3,046,316
LinnCo	85,828	2,496,736
Spectra Energy	70,542	2,886,579
		8,429,631
Real Estate Investment Trusts — 18.4%
Apollo Commercial Real Estate Finance	154,863	2,566,080
Apollo Residential Mortgage	163,584	2,666,419
ARMOUR Residential (A)	637,490	2,683,833
Capstead Mortgage (A)	215,748	2,770,204
Chimera Investment	887,418	2,813,115
Colony Financial	117,208	2,596,157
Mack-Cali Realty	123,014	2,595,596
New York Mortgage Trust	369,833	2,792,239
Resource Capital	459,557	2,532,159

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperDividendTM U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Starwood Property Trust	113,425	$2,676,830
		26,692,632
Telecommunications — 9.1%
AT&T (A)	81,999	2,918,345
CenturyLink	86,947	3,411,800
Verizon Communications	56,722	2,859,923
Windstream Holdings (A)	349,043	4,000,033
		13,190,101
Utilities — 23.3%
Ameren	65,620	2,523,089
Avista	89,524	2,777,930
Consolidated Edison	48,432	2,716,551
Duke Energy	37,225	2,685,039
Empire District Electric	110,933	2,718,968
Entergy	41,306	3,008,316
Ferrellgas Partners	108,084	2,745,334
Northwest Natural Gas	63,429	2,741,401
Pepco Holdings	130,244	3,497,052
PPL	84,586	2,790,492
Southern	63,184	2,735,235
TECO Energy	160,588	2,803,866
		33,743,273
TOTAL UNITED STATES		120,043,597
TOTAL COMMON STOCK
(Cost $118,361,253)		122,958,446

MASTER LIMITED PARTNERSHIPS — 14.4%
Oil & Gas — 14.4%
Enbridge Energy Partners (A)	98,955	3,409,000
Energy Transfer Partners (A)	49,963	2,784,938
Enterprise Products Partners (A)	40,676	3,034,430
Memorial Production Partners	122,923	2,781,747
ONEOK Partners (A)	48,325	2,710,066
QR Energy	155,598	3,127,520
TC PipeLines (A)	57,071	3,002,505
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $19,538,266)		20,850,206

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperDividendTM U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — 10.4%
Barclays
0.054%, dated 07/31/14, to be repurchased on 08/01/2014 repurchase price $13,000,020 (collateralized by U.S. Treasury Obligations, ranging in par value $270,169-$5,763,125, 0.250%-3.125%, 03/31/15-09/30/19 with a total market value of $13,260,003) (B)	$13,000,000	$13,000,000
Deutsche Bank
0.054%, dated 07/31/14, to be repurchased on 08/01/2014 repurchase price $2,016,078 (collateralized by U.S. Treasury Notes, par value $1,935,986, 3.125%, 10/31/16 with a total market value of $2,058,341) (B)	2,016,075	2,016,075
TOTAL REPURCHASE AGREEMENTS
(Cost $15,016,075)		15,016,075

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $823,283)	823,283	823,283
TOTAL INVESTMENTS — 110.2%
(Cost $153,738,877) ††		$159,648,010

Percentages are based on Net Assets of $144,818,067.

(A)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $14,514,619.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2014 was $15,016,075.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $153,738,877 and the unrealized appreciation and depreciation were $6,815,794 and $(906,661) respectively.

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$122,958,446	$—	$—	$122,958,446
Master Limited Partnerships	20,850,206	—	—	20,850,206
Repurchase Agreements	—	15,016,075	—	15,016,075
Time Deposit	—	823,283	—	823,283
Total Investments in Securities	$143,808,652	$15,839,358	$—	$159,648,010

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Canada Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
CANADA— 99.6%
Consumer Goods — 1.4%
Loblaw, Ser A, 5.950%	3,317	$79,461
Financials — 67.6%
Bank of Montreal, Ser 13, 4.500%	3,940	93,121
Bank of Montreal, Ser 23, 5.400%(A)	4,496	104,983
Bank of Montreal, Ser 25, 3.900%(A)	3,274	74,467
Bank of Nova Scotia, Ser 15, 4.500%	4,237	100,451
Bank of Nova Scotia, Ser 20, 5.000%(A)	2,454	57,414
Bank of Nova Scotia, Ser 32, 3.700%(A)	4,881	108,332
Brookfield Asset Management, Ser 22, 7.000%(A)	4,019	93,403
Brookfield Asset Management, Ser 24, 5.400%(A)	3,676	86,847
Brookfield Asset Management, Ser 32, 4.500%(A)	3,999	93,194
Brookfield Office Properties, Ser L, 6.750%(A)	3,593	83,403
Brookfield Office Properties, Ser N, 6.150%	3,942	93,421
Brookfield Office Properties, Ser P, 5.150%(A)	4,291	99,724
Brookfield Renewable Power Preferred Equity, Ser 3, 4.400%(A)	3,685	80,638
Canadian Imperial Bank of Commerce, Ser 27, 5.600%	5,536	129,470
Canadian Imperial Bank of Commerce, Ser 29, 5.400%	5,918	139,001
Fairfax Financial Holdings, Ser C, 5.750%(A)	3,684	85,009
Fairfax Financial Holdings, Ser G, 5.000%(A)	3,685	75,062
Fairfax Financial Holdings, Ser I, 5.000%(A)	4,418	96,314
Great-West Lifeco, Ser G, 5.200%	4,233	97,444
Great-West Lifeco, Ser I, 4.500%	4,233	88,515
Great-West Lifeco, Ser P, 5.400%	3,620	85,690
Industrial Alliance Insurance & Financial Services, Ser G, 4.300%(A)	3,683	88,465
Intact Financial, Ser 1, 4.200%(A)	3,685	82,295
Manulife Financial, Ser 1, 5.600%(A)	6,225	144,442
Manulife Financial, Ser 2, 4.650%	6,445	137,252
National Bank of Canada, Ser 30, 4.100%(A)	5,150	121,199
Power Corp of Canada, Ser D, 5.000%	3,685	82,058
Power Financial, Ser P, 4.400%(A)	4,068	86,333
Power Financial, Ser R, 5.500%	3,700	87,380
Power Financial, Ser S, 4.800%	4,434	97,313
Royal Bank of Canada, Ser AJ, 5.000%(A)	4,390	103,273
Royal Bank of Canada, Ser AV, 6.250%(A)	5,171	118,516
Royal Bank of Canada, Ser AZ 4.000%(A)	6,459	153,485
Sun Life Financial, Ser 1, 4.750%	5,007	109,935
Sun Life Financial, Ser 2, 4.800%	4,112	91,039
Sun Life Financial, Ser 4, 4.450%	3,755	77,383
Toronto-Dominion Bank, Ser O, 4.850%	11,591	269,590
		3,815,861

Schedule of Investments (Unaudited)	July 31, 2014

Global X Canada Preferred ETF

	Shares/Face Amount(1)	Value
PREFERRED STOCK — continued
Oil & Gas — 16.9%
Enbridge, Ser B, 4.000%(A)	6,558	$148,019
Enbridge, Ser F, 4.000%(A)	6,558	149,041
Enbridge, Ser N, 4.000%(A)	5,906	134,494
Husky Energy, Ser 1, 4.450%(A)	4,419	93,256
Pembina Pipeline, Ser 1, 4.250%(A)	3,684	82,678
Pembina Pipeline, Ser 5, 5.000%(A)	3,683	86,979
TransCanada, Ser 1, 4.600%(A)	5,658	121,426
TransCanada, Ser 3, 4.000%(A)	3,611	66,269
TransCanada, Ser 5, 4.400%(A)	3,582	73,752
		955,914
Telecommunications — 9.2%
BCE, Ser AF, 4.541%(A)	4,710	95,120
BCE, Ser AG, 4.500%(A)	3,475	72,027
BCE, Ser AK, 4.150%(A)	8,191	171,130
Bell Aliant, Ser A, 4.850%(A)	4,236	89,394
Shaw Communications, Ser A, 4.500%(A)	4,419	91,999
		519,670
Utilities — 4.5%
Brookfield Renewable Power Preferred Equity, Ser I, 5.250%(A)	3,684	80,751
Emera, Ser C, 4.100%(A)	3,751	86,658
Fortis, Ser 5, 4.000%(A)	3,684	84,401
		251,810
TOTAL PREFERRED STOCK
(Cost $6,184,154)		5,622,716

TIME DEPOSITS — 4.6%
Brown Brothers Harriman
0.030%, 08/01/14	6,552	6,552
0.253%, 08/01/14, CAD	276,545	253,630
TOTAL TIME DEPOSITS
(Cost $260,182)		260,182
TOTAL INVESTMENTS — 104.2%
(Cost $6,444,336) ††		$5,882,898

Percentages are based on Net Assets of $5,644,712.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2014.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $6,444,336 and the unrealized appreciation and depreciation were $10,181 and $(571,619) respectively.

CAD — Canadian Dollar

Ser — Series

Schedule of Investments (Unaudited)	July 31, 2014

Global X Canada Preferred ETF

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$5,622,716	$—	$—	$5,622,716
Time Deposits	—	260,182	—	260,182
Total Investments in Securities	$5,622,716	$260,182	$—	$5,882,898

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Social Media Index ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 24.4%
Technology — 24.4%
Changyou.com ADR *(A)	12,452	$299,346
NetEase ADR	31,581	2,654,067
Renren ADR *	278,220	915,344
SINA *	168,413	8,149,505
Tencent Holdings	988,665	16,379,841
Youku.com ADR *	105,189	2,002,798
YY ADR *(A)	45,080	3,485,586
TOTAL CHINA		33,886,487
GERMANY— 0.6%
Technology — 0.6%
XING	7,540	817,506
JAPAN— 13.7%
Technology — 13.7%
Dena (A)	304,421	3,980,423
Gree (A)	293,035	2,344,508
Mixi (A)	110,600	6,440,422
Nexon	651,022	6,328,897
TOTAL JAPAN		19,094,250
RUSSIA— 6.0%
Technology — 6.0%
Mail.ru Group GDR *	61,506	1,842,105
Yandex, Cl A *	216,696	6,561,555
TOTAL RUSSIA		8,403,660
TAIWAN— 1.4%
Technology — 1.4%
PChome Online	179,530	1,867,766
UNITED STATES— 53.7%
Consumer Goods — 0.9%
King Digital Entertainment *(A)	64,646	1,257,364
Technology — 52.8%
Angie's List *(A)	122,920	1,023,924
Demand Media *	129,292	702,056
Facebook, Cl A *	218,868	15,900,760
Google, Cl A *	11,764	6,817,826
Groupon, Cl A *(A)	859,078	5,558,235
Jive Software *(A)	109,541	867,565
LinkedIn, Cl A *	75,741	13,681,854
Nutrisystem	79,833	1,281,320
Pandora Media *	224,491	5,639,214

Schedule of Investments (Unaudited)	July 31, 2014

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
Twitter *	137,962	$6,234,503
United Online	40,519	433,958
Weibo ADR (A)	246,494	4,821,423
Yelp, Cl A *	94,951	6,376,909
Zynga, Cl A *	1,424,126	4,158,448
TOTAL UNITED STATES		74,755,359
TOTAL COMMON STOCK
(Cost $141,032,806)		138,825,028

REPURCHASE AGREEMENTS — 14.3%
Barclays
0.053%, dated 07/31/14, to be repurchased on 08/01/2014 repurchase price $18,000,027 (collateralized by U.S. Treasury Obligations, ranging in par value $374,080-$7,979,712, 0.250%-3.125%, 03/31/15-09/30/19 with a total market value of $18,360,004) (B)	$18,000,000	18,000,000
Deutsche Bank
0.053%, dated 07/31/14, to be repurchased on 08/01/2014 repurchase price $1,939,030 (collateralized by U.S. Treasury Notes, par value $1,861,999, 3.125%, 10/31/16 with a total market value of $1,979,677) (B)	1,939,027	1,939,027
TOTAL REPURCHASE AGREEMENTS
(Cost $19,939,027)		19,939,027

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $274,596)	274,596	274,596
TOTAL INVESTMENTS — 114.3%
(Cost $161,246,429) ††		$159,038,651

Percentages are based on Net Assets of $139,127,210.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $18,940,115.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2014 was $19,939,027.

††	At July 31, 2014, the tax basis cost of the Fund's investments was $161,246,429 and the unrealized appreciation and depreciation were $18,808,935 and $(21,016,713) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$138,825,028	$—	$—	$138,825,028
Repurchase Agreements	—	19,939,027	—	19,939,027
Time Deposit	—	274,596	—	274,596
Total Investments in Securities	$138,825,028	$20,213,623	$—	$159,038,651

Schedule of Investments (Unaudited)	July 31, 2014

Global X Social Media Index ETF

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Permanent ETF

	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 50.2%
U.S. Treasury Bonds
4.625%, 02/15/40	$552,200	$688,870
4.375%, 11/15/39	578,800	695,464
4.375%, 05/15/40	578,700	696,430
3.875%, 08/15/40	620,318	690,782
U.S. Treasury Notes
2.000%, 04/30/16	666,100	684,262
1.875%, 06/30/15	669,500	680,144
1.750%, 07/31/15	671,000	681,667
1.750%, 05/31/16	670,100	685,753
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,516,710)		5,503,372

EXCHANGE TRADED COMMODITIES — 24.4%
ETFS Physical Gold	8,610	1,076,422
ETFS Physical Silver	23,335	460,639
ETFS Physical Silver, GBP	3,802	75,060
Gold Bullion Securities	8,719	1,062,846
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $3,536,582)		2,674,967

COMMON STOCK — 19.3%
AUSTRALIA— 0.4%
Basic Materials — 0.4%
BHP Billiton ADR	555	39,455
BRAZIL— 0.3%
Basic Materials — 0.3%
Vale ADR, Cl B	2,623	37,640
CANADA— 0.3%
Basic Materials — 0.3%
Potash Corp of Saskatchewan	928	32,935
CHINA— 0.3%
Oil & Gas — 0.3%
PetroChina ADR	285	36,785
FRANCE— 0.3%
Oil & Gas — 0.3%
Total	482	31,038
NETHERLANDS— 0.3%
Oil & Gas — 0.3%
Royal Dutch Shell ADR, Cl A	429	35,105
SWITZERLAND— 0.7%
Basic Materials — 0.7%
Glencore Xstrata	6,330	38,479

Schedule of Investments (Unaudited)	July 31, 2014

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Syngenta ADR	445	$31,568
TOTAL SWITZERLAND		70,047
UNITED KINGDOM— 0.6%
Basic Materials — 0.6%
Anglo American	1,418	38,280
Rio Tinto ADR	663	37,983
TOTAL UNITED KINGDOM		76,263
UNITED STATES— 16.1%
Consumer Goods — 1.5%
Altria Group	436	17,701
Archer-Daniels-Midland	789	36,610
Coca-Cola	464	18,231
Monsanto	291	32,909
PepsiCo	230	20,263
Philip Morris International	195	15,992
Procter & Gamble	222	17,165
		158,871
Consumer Services — 1.5%
Amazon.com *	69	21,596
Comcast, Cl A	356	19,128
CVS Caremark	244	18,632
Home Depot	247	19,970
McDonald's	217	20,520
Twenty-First Century Fox, Cl A	544	17,234
Wal-Mart Stores	246	18,100
Walt Disney	293	25,163
		160,343
Financials — 2.2%
American Express	251	22,088
American International Group	428	22,247
Bank of America	1,463	22,311
Berkshire Hathaway, Cl B *	167	20,947
Citigroup	389	19,026
Goldman Sachs Group	119	20,572
JPMorgan Chase	353	20,357
Mastercard, Cl A	310	22,986
US Bancorp	521	21,898
Visa, Cl A	96	20,257
Wells Fargo	451	22,956
		235,645

Schedule of Investments (Unaudited)	July 31, 2014

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.5%
AbbVie	329	$17,220
Amgen	182	23,185
Bristol-Myers Squibb	402	20,349
Gilead Sciences *	231	21,148
Johnson & Johnson	215	21,520
Merck	399	22,639
Pfizer	610	17,507
UnitedHealth Group	287	23,261
		166,829
Industrials — 1.4%
3M	129	18,175
Boeing	185	22,289
Deere	389	33,108
General Electric	800	20,120
Union Pacific	244	23,988
United Parcel Service, Cl B	182	17,670
United Technologies	203	21,345
		156,695
Oil & Gas — 0.9%
Chevron	291	37,609
Exxon Mobil	386	38,191
Schlumberger	172	18,643
		94,443
Real Estate Investment Trusts — 5.0%
American Tower, Cl A	605	57,106
Crown Castle International	728	54,003
Equity Residential	870	56,246
General Growth Properties	2,266	52,956
HCP	1,308	54,321
Health Care	782	49,759
ProLogis	1,382	56,399
Public Storage	343	58,862
Simon Property Group	342	57,521
Ventas	837	53,150
Washington Prime Group *	171	3,230
		553,553
Technology — 1.7%
Apple	205	19,592
Cisco Systems	759	19,150
Facebook, Cl A *	286	20,778
Google, Cl A *	33	19,125
Intel	742	25,146

Schedule of Investments (Unaudited)	July 31, 2014

Global X Permanent ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Technology — continued
International Business Machines	109	$20,892
Microsoft	541	23,349
Oracle	453	18,297
QUALCOMM	235	17,319
		183,648
Telecommunications — 0.4%
AT&T	576	20,500
Verizon Communications	364	18,353
		38,853
TOTAL UNITED STATES		1,748,880
TOTAL COMMON STOCK
(Cost $1,917,639)		2,108,148

EXCHANGE TRADED FUNDS — 5.8%
Vanguard FTSE All-World ex-US ETF, Cl U	6,218	320,351
Vanguard Small-Cap ETF	2,828	314,587
TOTAL EXCHANGE TRADED FUNDS
(Cost $659,067)		634,938

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.080%, 08/01/14, GBP
(Cost $2)	1	2
TOTAL INVESTMENTS — 99.7%
(Cost $11,630,000) ††		$10,921,427

Percentages are based on Net Assets of $10,958,008.

*	Non-income producing security.

(1)	In U.S. Dollars unless otherwise indicated.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $11,630,000 and the unrealized appreciation and depreciation were $373,549 and $(1,082,122) respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times and London Stock Exchange

GBP — Great British Pound

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$5,503,372	$—	$5,503,372
Exchange Traded Commodities	2,674,967	—	—	2,674,967
Common Stock	2,108,148	—	—	2,108,148
Exchange Traded Funds	634,938	—	—	634,938
Time Deposit	—	2	—	2
Total Investments in Securities	$5,418,053	$5,503,374	$—	$10,921,427

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM Index ETF

	Shares	Value
COMMON STOCK — 98.1%
ARGENTINA— 2.0%
Oil & Gas — 2.0%
YPF ADR	280,589	$9,927,239
CANADA— 2.0%
Industrials — 2.0%
Canadian Pacific Railway	51,305	9,745,385
CHINA— 2.4%
Technology — 2.4%
Baidu ADR *	53,357	11,527,780
IRELAND— 3.3%
Health Care — 3.3%
Actavis *	40,105	8,592,897
Endo International *	115,634	7,756,729
TOTAL IRELAND		16,349,626
MEXICO— 1.9%
Telecommunications — 1.9%
America Movil ADR, Ser L	404,193	9,526,829
NETHERLANDS— 1.6%
Financials — 1.6%
ING Groep ADR *	627,070	8,133,098
UNITED STATES— 84.9%
Basic Materials — 1.7%
Celanese, Cl A	138,876	8,083,972
Consumer Goods — 10.0%
Darling Ingredients *	416,689	7,800,418
General Motors	242,876	8,214,066
Mondelez International, Cl A	219,281	7,894,116
NIKE, Cl B	111,675	8,613,493
Procter & Gamble	102,396	7,917,259
Ralph Lauren, Cl A	55,134	8,593,185
		49,032,537
Consumer Services — 15.6%
American Airlines Group	214,349	8,327,459
Burlington Stores *	284,839	9,322,780
CBS, Cl B	144,788	8,228,302
Delta Air Lines	217,296	8,139,908
KAR Auction Services	279,630	8,195,955
Pandora Media *	351,984	8,841,838
priceline.com *	7,262	9,022,672
Time Warner Cable	60,413	8,765,927

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Twenty-First Century Fox	247,767	$7,844,303
		76,689,144
Financials — 21.1%
American Homes 4 Rent, Cl A	477,870	8,706,791
American International Group	157,293	8,176,090
CIT Group	193,389	9,497,334
Citigroup	177,815	8,696,932
Hartford Financial Services Group	240,815	8,226,241
Howard Hughes *	56,380	8,198,780
JPMorgan Chase	154,899	8,933,025
Mastercard, Cl A	111,972	8,302,724
Moody's	101,479	8,828,673
Nationstar Mortgage Holdings *(A)	272,533	8,314,982
Voya Financial	239,626	8,890,124
Wells Fargo	168,251	8,563,976
		103,335,672
Health Care — 3.6%
Theravance *(A)	301,311	6,538,449
Theravance Biopharma *(A)	83,016	2,326,938
Thermo Fisher Scientific	70,070	8,513,505
		17,378,892
Industrials — 8.7%
Boeing	63,127	7,605,541
FleetCor Technologies *	68,058	9,037,422
Lockheed Martin	51,171	8,544,022
RR Donnelley & Sons (A)	537,952	9,338,847
Spirit Aerosystems Holdings, Cl A *	254,861	8,300,822
		42,826,654
Oil & Gas — 5.3%
Hess	94,125	9,316,493
Pioneer Natural Resources	40,620	8,995,705
SandRidge Energy *(A)	1,247,363	7,434,283
		25,746,481
Real Estate Investment Trusts — 1.8%
American Tower, Cl A	92,931	8,771,757
Technology — 14.1%
Apple	96,775	9,248,787
CACI International, Cl A *	115,399	7,961,377
CDW	276,733	8,548,282
EMC	314,573	9,216,989
Micron Technology *	317,231	9,691,407
Microsoft	207,319	8,947,888

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
Motorola Solutions	124,074	$7,901,032
NCR *	254,983	7,891,724
		69,407,486
Telecommunications — 3.0%
Crown Castle International	107,094	7,944,233
Sprint *	916,489	6,736,194
		14,680,427
TOTAL UNITED STATES		415,953,022
TOTAL COMMON STOCK
(Cost $466,894,240)		481,162,979

MASTER LIMITED PARTNERSHIP — 1.7%
UNITED STATES— 1.7%
Oil & Gas — 1.7%
Enterprise Products Partners (A)
(Cost $7,060,787)	112,766	8,412,344

REPURCHASE AGREEMENTS — 4.6%
Barclays
0.053%, dated 07/31/14, to be repurchased on 08/01/2014 repurchase price $20,000,029 (collateralized by U.S. Treasury Obligations, ranging in par value $415,644-$8,866,346, 0.250%-3.125%, 03/31/15-09/30/19 with a total market value of $20,400,004) (B)	$20,000,000	20,000,000
Deutsche Bank
0.053%, dated 07/31/14, to be repurchased on 08/01/2014 repurchase price $2,459,038 (collateralized by U.S. Treasury Notes, par value $2,361,349, 3.125%, 10/31/16 with a total market value of $2,510,586) (B)	2,459,034	2,459,034
TOTAL REPURCHASE AGREEMENTS
(Cost $22,459,034)		22,459,034

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $1,074,636)	1,074,636	1,074,636
TOTAL INVESTMENTS — 104.6%
(Cost $497,488,697) ††		$513,108,993

Percentages are based on Net Assets of $490,715,659.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $21,740,633.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2014 was $22,459,034.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $497,488,697 and the unrealized appreciation and depreciation were $31,922,799 and $(16,302,503) respectively.

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM Index ETF

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$481,162,979	$—	$—	$481,162,979
Master Limited Partnership	8,412,344	—	—	8,412,344
Repurchase Agreements	—	22,459,034	—	22,459,034
Time Deposit	—	1,074,636	—	1,074,636
Total Investments in Securities	$489,575,323	$23,533,670	$—	$513,108,993

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA— 2.2%
Oil & Gas — 2.2%
YPF ADR	1,002	$35,451
BRAZIL— 11.7%
Consumer Goods — 1.8%
AMBEV ADR	4,164	28,690
Financials — 3.7%
Banco Bradesco ADR	1,925	29,414
Banco Santander Brasil ADR	4,374	29,393
		58,807
Industrials — 2.1%
Embraer ADR	864	32,867
Oil & Gas — 4.1%
Petroleo Brasileiro ADR	2,034	32,422
Petroleo Brasileiro ADR, Cl A	1,925	32,378
		64,800
TOTAL BRAZIL		185,164
CANADA— 16.3%
Basic Materials — 2.0%
Barrick Gold	1,763	31,875
Consumer Goods — 2.0%
Gildan Activewear, Cl A	541	31,681
Consumer Services — 1.9%
Imax *	1,132	29,760
Financials — 1.9%
Brookfield Asset Management, Cl A	671	29,960
Industrials — 2.2%
Canadian Pacific Railway	181	34,381
Oil & Gas — 3.9%
Canadian Natural Resources	756	32,962
Talisman Energy	2,792	29,176
		62,138
Technology — 2.4%
BlackBerry *	4,054	37,824
TOTAL CANADA		257,619
CHINA— 14.7%
Consumer Services — 6.2%
Ctrip.com International ADR *	537	34,384
Vipshop Holdings ADR *	178	36,586
Youku.com ADR *	1,394	26,542
		97,512

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.8%
Mindray Medical International ADR	961	$28,878
Technology — 6.7%
21Vianet Group ADR *	1,147	31,921
Baidu ADR *	186	40,186
Qihoo 360 Technology ADR *	362	32,996
		105,103
TOTAL CHINA		231,493
COLOMBIA— 2.2%
Financials — 2.2%
BanColombia ADR	555	34,637
FINLAND— 2.1%
Technology — 2.1%
Nokia ADR	4,259	33,774
HONG KONG— 1.9%
Consumer Services — 1.9%
Melco Crown Entertainment ADR	919	30,511
INDIA— 3.8%
Industrials — 1.8%
Tata Motors ADR	735	28,900
Technology — 2.0%
Infosys ADR	556	30,480
TOTAL INDIA		59,380
INDONESIA— 2.0%
Telecommunications — 2.0%
Telekomunikasi Indonesia ADR	700	31,437
ISRAEL— 2.1%
Health Care — 2.1%
Teva Pharmaceutical Industries ADR	606	32,421
LUXEMBOURG— 1.7%
Basic Materials — 1.7%
Ternium ADR	1,010	26,866
MEXICO— 2.2%
Telecommunications — 2.2%
America Movil ADR, Ser L	1,487	35,049
NETHERLANDS— 7.2%
Industrials — 3.3%
Chicago Bridge & Iron	373	22,126
Koninklijke Philips	960	29,568
		51,694

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM International Index ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 2.0%
Royal Dutch Shell ADR, Cl A	377	$30,850
Technology — 1.9%
InterXion Holding *	1,120	30,464
TOTAL NETHERLANDS		113,008
NORWAY— 2.7%
Oil & Gas — 2.7%
Golar LNG	680	41,895
PANAMA— 2.1%
Consumer Services — 2.1%
Copa Holdings, Cl A	214	32,500
PERU— 1.8%
Financials — 1.8%
Credicorp Ltd.	193	28,549
RUSSIA— 2.0%
Telecommunications — 2.0%
Mobile Telesystems ADR	1,753	31,431
SINGAPORE— 1.9%
Technology — 1.9%
Avago Technologies, Cl A	435	30,180
SOUTH KOREA— 2.2%
Telecommunications — 2.2%
SK Telecom ADR	1,212	34,312
TAIWAN— 1.8%
Technology — 1.8%
Taiwan Semiconductor Manufacturing ADR	1,423	28,460
TURKEY— 2.1%
Telecommunications — 2.1%
Turkcell Iletisim Hizmetleri ADR *	2,039	33,317
UNITED KINGDOM— 3.6%
Oil & Gas — 1.8%
BP ADR	583	28,549
Telecommunications — 1.8%
Vodafone Group ADR	858	28,503
TOTAL UNITED KINGDOM		57,052
UNITED STATES— 9.4%
Consumer Services — 2.4%
TAL Education Group ADR *	1,295	38,138

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM International Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — 5.3%
Grifols ADR	687	$25,192
Novadaq Technologies *	1,912	29,330
Tornier *	1,380	28,608
		83,130
Oil & Gas — 1.7%
Kosmos Energy *	2,732	26,309
TOTAL UNITED STATES		147,577
TOTAL COMMON STOCK
(Cost $1,490,295)		1,572,083

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $1,532)	$1,532	1,532
TOTAL INVESTMENTS — 99.8%
(Cost $1,491,827) ††		$1,573,615

Percentages are based on Net Assets of $1,576,369.

*	Non-income producing security.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $1,491,827 and the unrealized appreciation and depreciation were $147,699 and $(65,911) respectively.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,572,083	$—	$—	$1,572,083
Time Deposit	—	1,532	—	1,532
Total Investments in Securities	$1,572,083	$1,532	$—	$1,573,615

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM Small Cap Index ETF

	Shares	Value
COMMON STOCK — 96.6%
ARGENTINA— 1.4%
Financials — 1.4%
Banco Macro ADR	696	$29,455
AUSTRALIA— 1.1%
Basic Materials — 1.1%
Tronox, Cl A	858	22,771
CANADA— 2.0%
Consumer Services — 1.0%
Imax *	855	22,478
Industrials — 1.0%
Progressive Waste Solutions	825	20,708
TOTAL CANADA		43,186
CHINA— 3.2%
Consumer Services — 0.9%
Youku.com ADR *	997	18,983
Health Care — 0.9%
Mindray Medical International ADR	673	20,224
Technology — 1.4%
YY ADR *	373	28,840
TOTAL CHINA		68,047
FRANCE— 1.3%
Health Care — 1.3%
Flamel Technologies ADR *	2,034	27,114
ISRAEL— 1.9%
Health Care — 0.9%
Syneron Medical *	1,991	20,109
Technology — 1.0%
RADWARE *	1,296	21,241
TOTAL ISRAEL		41,350
JERSEY— 0.9%
Oil & Gas — 0.9%
DHT Holdings	2,876	19,039
LUXEMBOURG— 1.1%
Financials — 1.1%
Altisource Portfolio Solutions *	219	23,735
NETHERLANDS— 1.0%
Technology — 1.0%
InterXion Holding *	804	21,869

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 82.7%
Basic Materials — 6.1%
Cliffs Natural Resources	1,300	$22,685
Flotek Industries *	773	22,301
Mercer International *	2,187	21,782
Platform Specialty Products *	895	22,116
Resolute Forest Products *	1,366	21,023
Sensient Technologies	388	20,370
		130,277
Consumer Goods — 13.4%
American Axle & Manufacturing Holdings *	1,137	20,909
Cooper Tire & Rubber	776	22,419
Cooper-Standard Holding *	330	20,460
DSW, Cl A	628	16,698
Federal-Mogul Holdings *	1,289	20,547
FTD *	706	23,256
HomeAway *	682	23,679
Libbey *	810	21,092
Lumber Liquidators Holdings *	258	13,989
MDC Holdings	744	20,066
Navistar International *	636	22,368
Ryland Group	570	18,297
Take-Two Interactive Software *	1,070	23,946
Zynga, Cl A *	6,228	18,186
		285,912
Consumer Services — 13.7%
Children's Place Retail Stores	445	22,339
DeVry Education Group	474	18,946
Houghton Mifflin Harcourt *	1,149	20,119
ITT Educational Services *	822	11,697
LifeLock *	1,920	26,650
Marriott Vacations Worldwide *	383	22,042
Office Depot *	4,202	21,052
Pinnacle Entertainment *	885	19,293
Sears Hometown and Outlet Stores *	924	17,519
Sinclair Broadcast Group, Cl A	710	22,940
Sotheby's	550	21,807
TAL Education Group ADR *	948	27,919
Tile Shop Holdings *	1,420	14,356
Vail Resorts	324	24,462
		291,141

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 9.6%
Ambac Financial Group *	730	$16,542
CommonWealth	828	22,240
Enstar Group *	151	20,838
MBIA *	1,750	16,765
MGIC Investment *	2,534	18,726
Nationstar Mortgage Holdings *	696	21,235
PennyMac Financial Services, Cl A *	1,349	20,411
Springleaf Holdings, Cl A *	930	24,347
St. Joe *	957	21,858
Walter Investment Management *	751	20,712
		203,674
Health Care — 10.6%
Alere *	597	23,880
Anacor Pharmaceuticals *	1,493	24,858
Depomed *	1,918	19,084
Halozyme Therapeutics *	2,779	27,067
Hill-Rom Holdings	533	21,000
Horizon Pharma *	1,604	13,634
LifePoint Hospitals *	357	25,604
Retrophin *	1,701	18,065
Tornier *	985	20,419
Vanda Pharmaceuticals *	2,151	31,620
		225,231
Industrials — 8.6%
American Railcar Industries	341	23,331
Dycom Industries *	659	18,531
GATX	330	20,460
GenCorp *	1,164	20,661
Nortek *	259	20,660
Quad	1,017	21,479
Scorpio Bulkers *	2,355	18,110
Swift Transportation, Cl A *	909	18,589
YRC Worldwide *	836	21,887
		183,708
Oil & Gas — 10.6%
Enbridge Energy Management	699	23,703
EXCO Resources	3,989	18,389
Exterran Holdings	505	21,336
Golar LNG Partners	665	21,992
Key Energy Services *	2,463	15,123
Magnum Hunter Resources *	2,914	18,737
Rosetta Resources *	459	23,441

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM Small Cap Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Oil & Gas — continued
Scorpio Tankers	2,244	$21,071
South Jersey Industries	371	19,874
Stone Energy *	502	19,101
Summit Midstream Partners	462	22,671
		225,438
Real Estate Invesment Trust — 0.9%
Empire State Realty Trust, Cl A	1,242	20,170
Technology — 8.2%
CACI International, Cl A *	282	19,455
Carbonite *	1,957	19,042
Entegris *	1,842	21,164
Mentor Graphics	1,014	20,027
OSI Systems *	379	25,128
SolarWinds *	544	22,380
Tableau Software, Cl A *	366	23,790
Veeco Instruments *	669	23,221
		174,207
Telecommunications — 1.0%
Intelsat *	1,087	20,153
Leap Wireless *(A)(B)	856	2,157
		22,310
TOTAL UNITED STATES		1,762,068
TOTAL COMMON STOCK
(Cost $2,144,048)		2,058,634

MASTER LIMITED PARTNERSHIPS — 3.2%
UNITED STATES— 3.2%
Financials — 1.0%
Och-Ziff Capital Management Group, Cl A	1,599	21,762
Oil & Gas — 2.2%
Atlas Energy	528	23,945
NGL Energy Partners	539	23,150
		47,095
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $64,093)		68,857

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $4,569)	$4,569	4,569
TOTAL INVESTMENTS — 100.0%
(Cost $2,212,710) ††		$2,132,060

Schedule of Investments (Unaudited)	July 31, 2014

Global X GuruTM Small Cap Index ETF

Percentages are based on Net Assets of $2,131,321.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2014 was $2,157 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2014 was $2,157 and represented 0.1% of Net Assets.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $2,212,710 and the unrealized appreciation and depreciation were $106,096 and $(186,746) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$2,056,477	$—	$2,157	$2,058,634
Master Limited Partnerships	68,857	—	—	68,857
Time Deposit	—	4,569	—	4,569
Total Investments in Securities	$2,125,334	$4,569	$2,157	$2,132,060

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.7%
UNITED STATES— 99.7%
Basic Materials — 2.1%
Cliffs Natural Resources, Ser A, 7.000%*(B)	173,042	$2,789,437
Consumer Goods — 2.0%
CHS, Ser 2, 7.100%(A)	95,857	2,591,974
Financials — 63.1%
Aegon, 8.000%	83,360	2,361,589
Ally Financial, Ser A, 8.500%(A)	68,048	1,846,142
Aviva, 8.250%	93,369	2,642,342
Barclays Bank, Ser 3, 7.100%	68,303	1,752,655
Barclays Bank, Ser 4, 7.750%	57,441	1,480,255
Barclays Bank, Ser 5, 8.125%	132,765	3,424,009
Citigroup, Ser J, 7.125%(A)	63,595	1,736,779
Citigroup, Ser L, 6.875%	32,003	809,036
Citigroup Capital XIII, 7.875%(A)	151,460	4,103,051
Deutsche Bank Contingent Capital Trust III, 7.600%	144,044	3,958,329
Deutsche Bank Contingent Capital Trust V, 8.050%	101,184	2,828,093
First Niagara Financial Group, Ser B, 8.625%(A)	80,885	2,341,621
GMAC Capital Trust I, Ser 2, 8.125%(A)	177,236	4,817,275
HSBC Holdings, 8.125%	91,722	2,391,192
HSBC Holdings, Ser 2, 8.000%	159,473	4,316,934
ING Groep, 7.375%	115,188	2,951,117
ING Groep, 7.200%	85,032	2,192,975
ING Groep, 7.050%	61,387	1,577,032
KKR Financial Holdings, Ser A, 7.375% (B)	86,286	2,208,922
Lloyds Banking Group, 7.750% (B)	200,615	5,332,347
Merrill Lynch Capital Trust III, 7.375%*(B)	83,636	2,153,627
Merrill Lynch Preferred Capital Trust III, 7.000%	83,735	2,139,429
Merrill Lynch Preferred Capital Trust V, Ser F, 7.280%	94,911	2,441,111
Royal Bank of Scotland Group, Ser Q, 6.750%	57,904	1,442,389
Royal Bank of Scotland Group, Ser S, 6.600%	73,736	1,808,744
Royal Bank of Scotland Group, Ser T, 7.250%	144,122	3,627,551
Santander Finance Preferred SAU, Ser 10, 10.500%	192,914	4,942,457
SLM, Ser C, 6.000%	67,968	1,494,616
Wells Fargo, Ser J, 8.000%	230,724	6,760,213
		81,881,832
Real Estate Investment Trusts — 21.3%
American Realty Capital Properties, Ser F, 6.700%	249,848	5,808,966
Annaly Capital Management, Ser C, 7.625%	69,391	1,693,834
Annaly Capital Management, Ser D, 7.500%	106,849	2,578,266
CBL & Associates Properties, Ser D, 7.375%	105,705	2,647,910
CommonWealth, Ser E, 7.250%	64,097	1,663,958
Digital Realty Trust, Ser E, 7.000% (B)	66,584	1,691,899

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperIncomeTM Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Real Estate Investment Trusts — continued
Digital Realty Trust, Ser H, 7.375% (B)	69,339	$1,771,611
Hatteras Financial, Ser A, 7.625%	66,872	1,584,867
Hospitality Properties Trust, Ser D, 7.125%	67,337	1,715,747
National Retail Properties, Ser D, 6.625%	65,797	1,654,795
NorthStar Realty Finance, Ser B, 8.250% (B)	80,776	2,019,400
Vornado Realty, 7.875%	106,886	2,721,318
		27,552,571
Telecommunications — 8.0%
Qwest, 7.500%	84,012	2,217,917
Qwest, 7.375%	96,895	2,539,618
Qwest, 7.000%	76,205	1,960,754
Telephone & Data Systems, 7.000%	69,138	1,723,610
United States Cellular, 6.950%	78,784	1,971,964
		10,413,863
Utilities — 3.2%
Dominion Resources, Ser A, 8.375%	159,647	4,102,928
TOTAL PREFERRED STOCK
(Cost $129,079,855)		129,332,605

REPURCHASE AGREEMENT — 2.4%
Deutsche Bank
0.080%, dated 07/31/14, to be repurchased on 08/01/14 repurchase price $3,165,557 (collateralized by U.S. Treasury Notes, par value $3,039,799, 3.125%, 10/31/16 with a total market value of $3,231,914) (C) (Cost $3,165,550)	$3,165,550	3,165,550

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $271,171)	271,171	271,171
TOTAL INVESTMENTS — 102.3%
(Cost $132,516,576) ††		$132,769,326

Percentages are based on Net Assets of $129,750,896.

*	Non-income producing security.
(A)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2014.
(B)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $3,048,443.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2014 was $3,165,550.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $132,516,576 and the unrealized appreciation and depreciation were $1,243,954 and $(991,204) respectively.

Ser — Series

Schedule of Investments (Unaudited)	July 31, 2014

Global X SuperIncomeTM Preferred ETF

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$129,332,605	$—	$—	$129,332,605
Repurchase Agreement	—	3,165,550	—	3,165,550
Time Deposit	—	271,171	—	271,171
Total Investments in Securities	$129,332,605	$3,436,721	$—	$132,769,326

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

GLX-QH-003-0500

Schedule of Investments (Unaudited)	July 31, 2014

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 74.4%
Consumer Goods — 47.2%
ANTA Sports Products	1,962,596	$3,241,428
BYD, Cl H *	1,130,800	7,550,777
China Yurun Food Group (A) *	3,411,388	1,637,455
Daphne International Holdings (A)	2,109,524	928,185
Dongfeng Motor Group, Cl H	4,983,646	8,925,492
Great Wall Motor, Cl H (A)	1,520,499	6,297,768
Guangzhou Automobile Group, Cl H	5,720,817	6,458,945
Hengan International Group	674,449	7,244,841
Labixiaoxin Snacks Group (A)	1,027,600	197,563
Li Ning (A)	2,655,469	1,613,829
Shenzhou International Group Holdings	1,252,162	3,966,501
Tingyi Cayman Islands Holding	2,485,125	7,070,536
Tsingtao Brewery, Cl H	842,917	6,911,875
Uni-President China Holdings (A)	2,851,743	2,340,254
Want Want China Holdings	4,414,609	6,060,792
		70,446,241
Consumer Services — 27.2%
Air China, Cl H	4,356,428	2,670,051
Ajisen China Holdings	1,341,793	1,113,248
China Southern Airlines, Cl H	4,500,095	1,532,926
Chow Tai Fook Jewellery Group (A)	2,718,379	3,963,546
Ctrip.com International ADR *	101,493	6,498,597
E-Commerce China Dangdang ADR, Cl A (A) *	113,680	1,535,817
Golden Eagle Retail Group (A)	1,279,447	1,657,492
GOME Electrical Appliances Holding (A)	29,798,305	5,075,292
Home Inns & Hotels Management ADR (A) *	49,387	1,762,128
Intime Retail Group (A)	2,464,484	2,302,290
New Oriental Education & Technology Group ADR	91,917	1,796,977
Parkson Retail Group (A)	2,957,412	889,126
Sun Art Retail Group (A)	5,441,125	6,789,076
Wumart Stores, Cl H	1,425,711	1,276,693
Youku.com ADR *	92,252	1,756,478
		40,619,737
TOTAL CHINA		111,065,978
HONG KONG— 25.4%
Consumer Goods — 20.1%
Belle International Holdings, Cl A	6,475,596	8,096,532
Biostime International Holdings (A) *	390,100	1,784,381
Bosideng International Holdings (A)	7,116,062	1,212,018
China Agri-Industries Holdings	5,160,056	2,263,752
China Foods (A) *	1,849,113	708,623
China Mengniu Dairy	1,301,826	6,332,713
China Resources Enterprise	2,463,757	7,518,384

Schedule of Investments (Unaudited)	July 31, 2014

Global X China Consumer ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Consumer Goods — continued
Skyworth Digital Holdings *	4,561,596	$2,266,069
		30,182,472
Consumer Services — 5.3%
China Dongxiang Group	7,198,788	1,411,882
Melco Crown Entertainment ADR *	192,709	6,397,939
		7,809,821
TOTAL HONG KONG		37,992,293
TOTAL COMMON STOCK
(Cost $166,409,295)		149,058,271

REPURCHASE AGREEMENTS (B) — 13.8%
Barclays
0.051%, dated 07/31/14, to be repurchased on 08/01/14 , repurchase price $17,000,024 (collateralized by U.S. Treasury Obligations, ranging in par value $4,322,700-$92,210,000, 0.250%-3.125%, 03/31/15-09/30/19 with a total market value of $17,340,004)	17,000,000	17,000,000
Deutsche Bank
0.080%, dated 07/31/14, to be repurchased on 08/01/14 , repurchase price $3,580,860 (collateralized by U.S. Treasury Notes, par value $3,438,603, 3.125%, 10/31/16 with a total market value of $3,655,922)	3,580,852	3,580,852
TOTAL REPURCHASE AGREEMENTS
(Cost $20,580,852)		20,580,852

TIME DEPOSITS — 0.0%
Brown Brothers Harriman
0.030%, 08/01/14	22,891	22,891
0.005%, 08/01/14, HKD	200,501	25,871
TOTAL TIME DEPOSITS
(Cost $48,762)		48,762
TOTAL INVESTMENTS — 113.6%
(Cost $187,038,909)††		$169,687,885

Percentages are based on Net Assets of $149,383,514.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $17,903,923.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2014 was $20,580,852.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $187,038,909 and the unrealized appreciation and depreciation were $11,935,305 and $(29,286,329) respectively.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

Schedule of Investments (Unaudited)	July 31, 2014

Global X China Consumer ETF

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$149,058,271	$—	$—	$149,058,271
Repurchase Agreements	20,580,852	—	—	20,580,852
Time Deposits	—	48,762	—	48,762
Total Investments in Securities	$169,639,123	$48,762	$—	$169,687,885

For the period ended July 31, 2014, there was a transfer between Level 1 and Level 3 investments due to a security that was halted and resumed trading activity during the period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 99.5%
CHINA— 52.4%
Energy — 41.4%
Anton Oilfield Services Group	40,328	$22,844
China Coal Energy, Cl H	152,091	92,039
China Longyuan Power Group, Cl H	124,176	126,579
China Oilfield Services, Cl H	72,556	182,933
China Petroleum & Chemical, Cl H	416,297	413,609
China Shenhua Energy, Cl H	64,040	190,053
Daqo New Energy ADR *	293	7,290
Hanwha SolarOne ADR *	3,805	8,219
JA Solar Holdings ADR *	1,524	13,381
JinkoSolar Holding ADR *	1,108	27,434
PetroChina, Cl H	330,813	434,536
ReneSola ADR *	3,482	8,496
Tianneng Power International	25,015	9,619
Trina Solar ADR *	1,800	20,178
Yanzhou Coal Mining, Cl H	71,275	58,491
Yingli Green Energy Holding ADR *	4,034	13,312
		1,629,013
Oil & Gas — 4.2%
ENN Energy Holdings	23,461	166,496
Utilities — 6.8%
Datang International Power Generation, Cl H	106,812	53,199
Huadian Power International, Cl H	53,961	33,351
Huaneng Power International, Cl H	129,121	144,448
Huaneng Renewables, Cl H	105,700	35,460
		266,458
TOTAL CHINA		2,061,967
HONG KONG— 47.1%
Energy — 23.9%
Beijing Enterprises Holdings	19,473	170,105
China Gas Holdings	77,237	149,689
CNOOC	229,085	410,281
Kunlun Energy	106,905	182,634
Shougang Fushan Resources Group	105,115	27,533
		940,242
Oil & Gas — 2.3%
China Oil & Gas Group	154,700	27,746
Shunfeng Photovoltaic International *	34,200	38,083
Xinjiang Goldwind Science & Technology, Cl H *	21,100	24,122
		89,951
Utilities — 20.9%
China Power International Development	94,984	39,954
China Resources Gas Group	32,100	101,477

Schedule of Investments (Unaudited)	July 31, 2014

Global X China Energy ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Utilities — continued
China Resources Power Holdings	66,501	$186,631
GCL-Poly Energy Holdings *	419,011	136,786
Hong Kong & China Gas	82,967	181,563
Power Assets Holdings	19,800	177,177
		823,588
TOTAL HONG KONG		1,853,781
TOTAL COMMON STOCK
(Cost $3,473,907)		3,915,748

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 08/01/14	502	502
0.005%, 08/01/14, HKD	13,736	1,772
TOTAL TIME DEPOSITS
(Cost $2,274)		2,274
TOTAL INVESTMENTS — 99.6%
(Cost $3,476,181)††		$3,918,022

Percentages are based on Net Assets of $3,934,368.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $3,476,181, and the unrealized appreciation and depreciation were $791,015 and $(349,174), respectively.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,915,748	$—	$—	$3,915,748
Time Deposits	—	2,274	—	2,274
Total Investments in Securities	$3,915,748	$2,274	$—	$3,918,022

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 98.7%
CHINA— 78.2%
Financials — 71.3%
Agricultural Bank of China, Cl H	1,893,888	$926,166
Bank of China, Cl H	3,843,534	1,844,884
Bank of Communications, Cl H	1,002,271	770,774
China Citic Bank, Cl H	824,522	550,032
China Construction Bank, Cl H	2,456,326	1,895,321
China Life Insurance, Cl H	282,540	851,260
China Merchants Bank, Cl H	449,434	917,419
China Minsheng Banking, Cl H	600,855	625,661
China Pacific Insurance Group, Cl H	204,412	811,049
Chongqing Rural Commercial Bank, Cl H	234,967	117,028
CITIC Securities, Cl H	100,596	253,111
E-House China Holdings ADR	8,546	93,749
Industrial & Commercial Bank of China, Cl H	2,768,037	1,903,683
PICC Property & Casualty, Cl H	424,042	689,406
Ping An Insurance Group of China, Cl H	99,407	852,971
Sino-Ocean Land Holdings	447,134	262,509
SOHO China	195,359	164,857
		13,529,880
Real Estate — 6.9%
Agile Property Holdings	117,612	100,463
Country Garden Holdings	451,697	231,384
Evergrande Real Estate Group *	503,161	219,442
Greentown China Holdings	58,593	75,528
Guangzhou R&F Properties	98,193	144,944
Longfor Properties	119,638	172,895
Shimao Property Holdings	123,504	286,846
Shui On Land	344,001	92,769
		1,324,271
TOTAL CHINA		14,854,151
HONG KONG— 20.5%
Financials — 19.1%
Cheung Kong Holdings	46,400	902,250
China Everbright	82,541	128,657
China Overseas Land & Investment	299,466	919,644
China Resources Land	186,908	438,929
Franshion Properties China	280,858	83,351
Haitong Securities, Cl H	131,500	219,900
Hopson Development Holdings *	58,461	65,853
KWG Property Holding	109,547	80,852
New China Life Insurance, Cl H *	89,811	326,794
People's Insurance Group of China, Cl H	408,000	181,098
Shenzhen Investment	210,945	73,218
Sunac China Holdings	136,600	112,628

Schedule of Investments (Unaudited)	July 31, 2014

Global X China Financials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — continued
Yuexiu Property	441,845	$99,771
		3,632,945
Real Estate — 1.4%
China Taiping Insurance Holdings *	75,330	165,045
Poly Property Group	191,207	93,506
		258,551
TOTAL HONG KONG		3,891,496
TOTAL COMMON STOCK
(Cost $18,780,332)		18,745,647

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $15,062)	$15,062	15,062
TOTAL INVESTMENTS — 98.8%
(Cost $18,795,394)††		$18,760,709

Percentages are based on Net Assets of $18,988,967.

*	Non-income producing security.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $18,795,394, and the unrealized appreciation and depreciation were $551,390 and $(586,075) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,745,647	$—	$—	$18,745,647
Time Deposit	—	15,062	—	15,062
Total Investments in Securities	$18,745,647	$15,062	$—	$18,760,709

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 99.3%
CHINA— 74.3%
Industrials — 74.3%
Anhui Conch Cement, Cl H	34,137	$129,279
BYD, Cl H *	22,944	153,206
China Communications Construction, Cl H	210,683	160,662
China COSCO Holdings, Cl H	173,262	75,117
China Lesso Group Holdings	65,345	38,701
China National Building Material, Cl H	136,817	137,699
China National Materials	71,946	16,710
China Railway Construction, Cl H	126,711	122,459
China Railway Group, Cl H	257,768	139,693
China Rongsheng Heavy Industry Group *	207,818	42,368
China Shanshui Cement Group	136,652	49,547
China Shipping Container Lines, Cl H *	262,752	76,621
China Shipping Development, Cl H *	76,444	50,897
China South Locomotive and Rolling Stock	129,113	116,617
China Zhongwang Holdings	98,808	35,698
Dongfang Electric, Cl H	23,143	40,134
First Tractor, Cl H	27,041	20,412
Guangshen Railway, Cl H	100,288	40,633
Haitian International Holdings	42,796	100,501
Harbin Power Equipment, Cl H	44,571	30,136
Hollysys Automation Technologies *	2,576	56,878
Jiangsu Expressway, Cl H	85,879	104,717
Metallurgical Corp of China, Cl H *	178,841	38,998
Sany Heavy Equipment International Holdings	51,694	12,206
Shanghai Electric Group, Cl H	195,451	87,259
Weichai Power, Cl H	32,659	143,277
Yangzijiang Shipbuilding Holdings	133,343	116,508
Zhejiang Expressway, Cl H	100,300	108,323
Zhuzhou CSR Times Electric, Cl H	34,693	119,522
TOTAL CHINA		2,364,778
HONG KONG— 25.0%
Industrials — 25.0%
AviChina Industry & Technology, Cl H	136,900	79,666
Beijing Capital International Airport, Cl H	94,271	65,077
Chaowei Power Holdings	36,200	20,319
China High Speed Transmission Equipment Group *	64,950	51,122
China International Marine Containers Group, Cl H	30,700	67,579
China Merchants Holdings International	43,418	147,340
China Resources Cement Holdings	116,741	84,957
CITIC Resources Holdings *	41	6
Shanghai Industrial Holdings	31,199	104,264
Shenzhen International Holdings	55,096	68,390

Schedule of Investments (Unaudited)	July 31, 2014

Global X China Industrials ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Industrials — continued
Sunny Optical Technology Group	39,364	$52,112
Zoomlion Heavy Industry Science and Technology	84,600	53,489
TOTAL HONG KONG		794,321
TOTAL COMMON STOCK
(Cost $3,741,695)		3,159,099

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 08/01/14	3,182	3,182
0.005%, 08/01/14, HKD	24,787	3,198
TOTAL TIME DEPOSIT
(Cost $6,380)		6,380
TOTAL INVESTMENTS — 99.5%
(Cost $3,748,075)††		$3,165,479

Percentages are based on Net Assets of $3,182,161.

*	Non-income producing security.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $3,748,075, and the unrealized appreciation and depreciation were $450,842 and $(1,033,438) respectively.
(1)	In U.S. Dollars unless otherwise indicated.

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,159,099	$—	$—	$3,159,099
Time Deposits	—	6,380	—	6,380
Total Investments in Securities	$3,159,099	$6,380	$—	$3,165,479

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.2%
CHINA— 62.7%
Basic Materials — 62.7%
Aluminum Corp of China, Cl H *	269,299	$124,398
Angang Steel, Cl H *	144,584	108,018
BBMG, Cl H	128,700	100,800
China BlueChemical	198,329	102,619
China Hongqiao Group	128,582	110,331
China Molybdenum, Cl H	158,488	104,908
China Rare Earth Holdings *	38	5
Dongyue Group	149,557	68,892
Fosun International *	85,100	108,488
Hidili Industry International Development *	16	2
Hunan Non-Ferrous Metal, Cl H *	203,987	70,013
Jiangxi Copper, Cl H	62,741	120,138
Maanshan Iron & Steel, Cl H *	240,025	56,367
Real Gold Mining * (A) (B)	97,864	11,188
Sinofert Holdings	244,130	34,336
Sinopec Shanghai Petrochemical, Cl H	416,310	129,458
Sinopec Yizheng Chemical Fibre, Cl H (A) (B)	290,614	66,372
Zhaojin Mining Industry	116,344	73,109
Zijin Mining Group, Cl H	445,649	116,155
TOTAL CHINA		1,505,597
HONG KONG— 34.6%
Basic Materials — 34.6%
China Lumena New Materials (A) (B)	462,350	55,929
China Precious Metal Resources Holdings *	434,700	57,773
Citic Pacific	57,400	114,651
Fufeng Group	123,844	48,099
Kingboard Chemical Holdings	52,700	111,383
Kingboard Laminates Holdings	149,828	62,251
Nine Dragons Paper Holdings	144,500	119,888
North Mining Shares, Cl C * (A) (B)	1,176,456	66,033
Shougang Concord International Enterprises	853,924	41,318
West China Cement	354,300	43,887
Yingde Gases	101,749	111,464
TOTAL HONG KONG		832,676
SINGAPORE— 1.9%
Basic Materials — 1.9%
Midas Holdings	133,266	46,470
TOTAL COMMON STOCK
(Cost $2,688,837)		2,384,743

Schedule of Investments (Unaudited)	July 31, 2014

Global X China Materials ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.7%
Brown Brothers Harriman
0.030%, 08/01/14	10,621	$10,621
0.005%, 08/01/14, HKD	42,195	5,444
TOTAL TIME DEPOSITS
(Cost $16,065)		16,065
TOTAL INVESTMENTS — 99.9%
(Cost $2,704,902)††		$2,400,808

Percentages are based on Net Assets of $2,402,417.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2014 was $199,522 and represented 8.3% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2014, was $199,522 and represents 8.3% of net assets.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $2,704,902, and the unrealized appreciation and depreciation were $221,895 and $(525,989) respectively.

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$2,185,221	$—	$199,522	$2,384,743
Time Deposits	—	16,065	—	16,065
Total Investments in Securities	$2,185,221	$16,065	$199,522	$2,400,808

(a) The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of July 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Quantitative information about level 3 fair value measurements

Assets	Fair Value at 07/31/14	Valuation Technique(s)	Unobservable Input	Discount Percentage Range
Common Stock	$199,522	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0% to 25%

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in
Common Stock

Beginning Balance as of October 31, 2013	$11,184
Change in unrealized appreciation/(depreciation)	4
Transfers into Level 3	188,334
Ending Balance as of July 31, 2014	$199,522

For the period ended July 31, 2014, the transfers into Level 3 were due to a security being halted. Transfers between levels are recognized at period end.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 81.4%
Technology — 81.4%
21Vianet Group ADR *	29,177	$811,996
500.com ADR, Cl A *	4,109	151,581
Autohome ADR *	1,312	48,610
Baidu ADR *	9,565	2,066,518
BYD Electronic International *	489,181	361,676
China Communications Services, Cl H	548,103	268,745
China Finance Online ADR *	11,517	46,529
ChinaCache International Holdings ADR *	6,005	78,005
Coolpad Group	1,589,415	375,305
FIH Mobile *	1,401,119	793,661
Kingdee International Software Group *	1,112,149	390,326
Lenovo Group	1,282,863	1,764,546
NetEase ADR *	35,294	2,966,108
O-Net Communications Group	321,300	90,378
Qihoo 360 Technology ADR *	17,298	1,576,713
Semiconductor Manufacturing International *	9,359,774	869,548
SINA *	17,782	860,471
Sohu.com *	13,798	782,622
Sungy Mobile ADR *	3,669	39,772
Tencent Holdings	112,935	1,871,066
Travelsky Technology, Cl H	201,855	182,840
YY ADR *	12,236	946,087
ZTE, Cl H *	398,911	838,994
TOTAL CHINA		18,182,097
HONG KONG— 18.3%
Technology — 18.3%
ASM Pacific Technology	71,143	755,947
Chinasoft International *	771,676	241,956
Citic 21CN *	998,229	765,089
Comba Telecom Systems Holdings *	499,925	162,555
Digital China Holdings	508,938	503,025
Ju Teng International Holdings	499,444	335,753
TCL Communication Technology Holdings	319,732	402,241
V1 Group	2,039,878	194,774
VTech Holdings	59,292	733,686
TOTAL HONG KONG		4,095,026
TOTAL COMMON STOCK
(Cost $18,693,933)		22,277,123

Schedule of Investments (Unaudited)	July 31, 2014

Global X NASDAQ China Technology ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $1)	$1	$1
TOTAL INVESTMENTS — 99.7%
(Cost $18,693,934)††		$22,277,124

Percentages are based on Net Assets of $22,338,858.

*	Non-income producing security.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $18,693,934, and the unrealized appreciation and depreciation were $4,297,070 and $(713,880) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,277,123	$—	$—	$22,277,123
Time Deposit	—	1	—	1
Total Investments in Securities	$22,277,123	$1	$—	$22,277,124

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE ASEAN 40 ETF†

	Shares	Value
COMMON STOCK — 99.8%
INDONESIA— 17.1%
Consumer Goods — 4.4%
Astra International	1,683,331	$1,123,190
Unilever Indonesia	95,996	254,967
		1,378,157
Financials — 8.3%
Bank Central Asia	1,019,856	1,021,838
Bank Mandiri	782,460	692,741
Bank Rakyat Indonesia Persero	894,460	865,295
		2,579,874
Telecommunications — 3.0%
Telekomunikasi Indonesia ADR	20,993	942,796
Utilities — 1.4%
Perusahaan Gas Negara	884,539	450,769
TOTAL INDONESIA		5,351,596
MALAYSIA— 28.4%
Basic Materials — 1.6%
Petronas Chemicals Group	238,824	496,180
Consumer Goods — 1.6%
IOI	308,493	482,624
Consumer Services — 1.8%
Genting	183,815	567,664
Financials — 11.8%
CIMB Group Holdings	438,257	959,887
Malayan Banking	359,632	1,111,753
Public Bank	260,329	1,611,173
		3,682,813
Industrials — 2.5%
Sime Darby	261,422	777,068
Oil & Gas — 1.6%
Petronas Gas	65,639	482,229
Telecommunications — 6.1%
Axiata Group	414,528	902,727
DiGi.Com	309,500	551,018
Maxis	217,706	460,480
		1,914,225
Utilities — 1.4%
Tenaga Nasional	116,055	451,002
TOTAL MALAYSIA		8,853,805
PHILIPPINES— 3.2%
Consumer Services — 1.6%
SM Investments	26,447	484,781

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE ASEAN 40 ETF†

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.6%
Philippine Long Distance Telephone ADR	7,207	$507,084
TOTAL PHILIPPINES		991,865
SINGAPORE— 37.1%
Consumer Goods — 1.5%
Wilmar International	174,521	457,462
Consumer Services — 3.8%
Genting Singapore	504,245	539,613
Jardine Cycle & Carriage	8,257	307,776
Singapore Airlines	41,773	345,904
		1,193,293
Financials — 20.8%
CapitaLand	210,388	581,835
DBS Group Holdings	147,051	2,147,711
Oversea-Chinese Banking	229,747	1,837,976
United Overseas Bank	99,062	1,918,507
		6,486,029
Industrials — 1.3%
Singapore Technologies Engineering	128,645	391,865
Oil & Gas — 3.3%
Keppel	118,607	1,042,030
Telecommunications — 6.4%
Singapore Telecommunications	612,534	1,998,407
TOTAL SINGAPORE		11,569,086
THAILAND— 14.0%
Consumer Services — 1.7%
CP ALL	365,163	525,967
Financials — 5.1%
Bangkok Bank	39,701	241,099
Kasikornbank	96,718	629,525
Siam Commercial Bank	130,271	722,150
		1,592,774
Industrials — 1.1%
Siam Cement	24,836	335,684
Oil & Gas — 4.1%
PTT	70,914	704,502
PTT Exploration & Production	115,180	582,895
		1,287,397
Telecommunications — 2.0%
Advanced Info Service	98,471	637,869

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE ASEAN 40 ETF†

	Face Amount	Value
TOTAL THAILAND		$4,379,691
TOTAL COMMON STOCK
(Cost $31,272,402)		31,146,043

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $98,894)	$98,894	98,894
TOTAL INVESTMENTS — 100.1%
(Cost $31,371,296)††		$31,244,937

Percentages are based on Net Assets of $31,218,445.

†	As of August 15, 2014, the Global X FTSE ASEAN 40 ETF changed its name to Global X Southeast Asia ETF.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $31,371,296, and the unrealized appreciation and depreciation were $1,828,504 and $(1,954,863) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,146,043	$—	$—	$31,146,043
Time Deposit	—	98,894	—	98,894
Total Investments in Securities	$31,146,043	$98,894	$—	$31,244,937

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — 96.3%
CHILE— 49.1%
Basic Materials — 5.2%
CAP	5,961	$80,771
Empresas CMPC	94,539	213,197
Sociedad Quimica y Minera de Chile ADR	7,567	209,833
		503,801
Consumer Goods — 2.2%
Cia Cervecerias Unidas ADR	6,287	141,835
Embotelladora Andina ADR, Cl B	3,106	66,468
		208,303
Consumer Services — 9.9%
Cencosud	95,050	295,769
Latam Airlines Group ADR	28,441	333,329
SACI Falabella	40,565	321,596
		950,694
Financials — 10.7%
Banco de Chile ADR	3,364	251,863
Banco de Credito e Inversiones	3,623	199,198
Banco Santander Chile ADR	13,180	335,167
Corpbanca ADR	9,064	160,795
Parque Arauco	46,414	86,819
		1,033,842
Health Care — 0.6%
CFR Pharmaceuticals	181,433	60,897
Oil & Gas — 4.1%
Empresas COPEC	31,939	391,137
Technology — 0.9%
Sonda	37,810	86,853
Telecommunications — 1.1%
ENTEL Chile	8,695	105,627
Utilities — 14.4%
AES Gener	202,580	102,542
Aguas Andinas, Cl A	233,471	147,744
Colbun	565,324	145,771
E.CL	39,554	54,868
Empresa Nacional de Electricidad ADR	9,496	422,287
Enersis ADR	30,910	521,143
		1,394,355
TOTAL CHILE		4,735,509
COLOMBIA— 34.7%
Consumer Goods — 5.3%
Almacenes Exito	17,104	276,144
Grupo Nutresa	15,815	228,367
		504,511

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — 11.4%
BanColombia ADR	7,601	$474,378
Celsia ESP	22,600	73,939
Financiera Colombiana	7,715	158,678
Grupo de Inversiones Suramericana	17,977	391,391
		1,098,386
Industrials — 5.0%
Cementos Argos	31,532	184,816
Grupo Argos	24,676	299,518
		484,334
Oil & Gas — 10.6%
Ecopetrol ADR	18,727	631,849
Pacific Rubiales Energy ^	20,486	391,739
		1,023,588
Utilities — 2.4%
Interconexion Electrica	25,480	125,313
Isagen	62,600	108,239
		233,552
TOTAL COLOMBIA		3,344,371
PERU— 12.5%
Basic Materials — 6.3%
Cia de Minas Buenaventura ADR	15,785	184,842
Southern Copper	12,764	419,425
		604,267
Financials — 6.2%
Credicorp	1,056	157,936
Credicorp †	2,998	443,464
		601,400
TOTAL PERU		1,205,667
TOTAL COMMON STOCK
(Cost $10,870,316)		9,285,547

PREFERRED STOCK — 3.5%
COLOMBIA— 3.5%
Financials — 2.4%
Banco Davivienda	7,570	128,187
Grupo Aval Acciones y Valores	134,171	99,373
		227,560
Industrials — 1.1%
Grupo Argos	9,110	109,995
TOTAL PREFERRED STOCK
(Cost $261,720)		337,555

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Andean 40 ETF

	Face Amount	Value
TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $26,335)	$26,335	$26,335
TOTAL INVESTMENTS — 100.1%
(Cost $11,158,371)††		$9,649,437

Percentages are based on Net Assets of $9,643,913.

^	Security traded on the Toronto Stock Exchange.
†	Security traded on the New York Stock Exchange.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $11,158,371, and the unrealized appreciation and depreciation were $507,422 and $(2,016,356) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,285,547	$—	$—	$9,285,547
Preferred Stock	337,555	—	—	337,555
Time Deposit	—	26,335	—	26,335
Total Investments in Securities	$9,623,102	$26,335	$—	$9,649,437

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X MSCI Colombia ETF†

	Shares	Value
COMMON STOCK — 88.1%
COLOMBIA— 88.1%
Consumer Goods — 8.6%
Almacenes Exito	300,061	$4,844,477
Fabricato *	8,922,000	82,244
Grupo Nutresa	335,827	4,849,306
		9,776,027
Financials — 33.1%
Banco de Bogota	68,717	2,563,049
BanColombia ADR	217,922	13,600,512
Bolsa de Valores de Colombia	279,259,526	3,705,118
Celsia ESP	1,535,512	5,023,615
Financiera Colombiana	246,267	5,065,103
Grupo Aval Acciones y Valores	813,411	598,114
Grupo de Inversiones Suramericana	332,539	7,239,952
Interbolsa * (B) (C)	1,320,603	6,896
		37,802,359
Industrials — 9.3%
Cementos Argos	246,687	1,445,885
Cemex Latam Holdings *	539,412	5,317,250
Grupo Argos	315,295	3,827,062
		10,590,197
Oil & Gas — 23.8%
Canacol Energy *	695,116	4,494,490
Ecopetrol ADR (A)	406,301	13,708,596
Pacific Rubiales Energy ^	471,682	9,019,645
		27,222,731
Utilities — 13.3%
Empresa de Energia de Bogota	5,551,177	4,954,441
Interconexion Electrica	971,362	4,777,245
Isagen	3,187,959	5,512,164
		15,243,850
TOTAL COMMON STOCK
(Cost $101,313,610)		100,635,164

PREFERRED STOCK — 11.8%
COLOMBIA— 11.8%
Consumer Services — 3.7%
Avianca Holdings	2,066,376	4,211,488
Financials — 7.8%
Banco Davivienda	330,169	5,590,941
Grupo Aval Acciones y Valores	2,498,341	1,850,381
Grupo de Inversiones Suramericana	71,443	1,510,519
		8,951,841

Schedule of Investments (Unaudited)	July 31, 2014

Global X MSCI Colombia ETF†

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Industrials — 0.3%
Grupo Argos	26,538	$320,422
TOTAL PREFERRED STOCK
(Cost $11,007,742)		13,483,751

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $240,397)	$240,397	240,397

TOTAL INVESTMENTS — 100.1%
(Cost $112,561,749)††		$114,359,312

Percentages are based on Net Assets of $114,272,241.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.
(A)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $7,163,437. These securities are collateralized by cash in the amount of $7,385,150, which is held at Citibank.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2014 was $6,896 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2014, was $6,896 and represents 0.0% of net assets.
†	As of July 15, 2014, the Global X FTSE Colombia 20 ETF changed its name to Global X MSCI Colombia ETF.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $112,561,749, and the unrealized appreciation and depreciation were $15,585,698 and $(13,788,135) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$100,628,268	$—	$6,896	$100,635,164
Preferred Stock	13,483,751	—	—	13,483,751
Time Deposit	—	240,397	—	240,397
Total Investments in Securities	$114,112,019	$240,397	$6,896	$114,359,312

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — 90.3%
BRAZIL— 90.3%
Basic Materials — 8.1%
Cia Siderurgica Nacional ADR	83,005	$412,535
Fibria Celulose ADR *	28,787	283,840
		696,375
Consumer Goods — 9.6%
Cosan, Cl A	9,382	113,241
Cosan Industria e Comercio	6,143	100,427
Hypermarcas	21,027	168,401
JBS *	52,035	192,888
M Dias Branco	2,356	96,701
Natura Cosmeticos	9,619	150,385
		822,043
Consumer Services — 12.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	7,604	366,665
Kroton Educacional	13,940	371,488
Localiza Rent a Car	8,222	131,661
Lojas Renner	7,081	213,795
		1,083,609
Financials — 13.6%
BM&F Bovespa	100,766	537,419
BR Malls Participacoes	23,711	205,992
CETIP - Mercados Organizados	12,072	170,272
Cyrela Brazil Realty Empreendimentos e Participacoes	15,679	87,008
Multiplan Empreendimentos Imobiliarios	4,399	104,664
Porto Seguro	5,306	73,389
		1,178,744
Industrials — 10.6%
All America Latina Logistica	25,902	99,326
Duratex *	15,763	58,292
EcoRodovias Infraestrutura e Logistica	11,227	67,201
Embraer ADR	5,969	227,061
Klabin	53,204	264,760
WEG	16,075	194,211
		910,851
Telecommunications — 7.9%
Tim Participacoes ADR	25,728	684,879
Utilities — 28.0%
Centrais Eletricas Brasileiras ADR	59,207	164,596
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	35,652	317,303
Cia Energetica de Minas Gerais ADR	45,220	371,708
Cia Paranaense de Energia ADR	5,496	85,408
CPFL Energia ADR	27,072	474,572
EDP - Energias do Brasil	13,081	61,693
Tractebel Energia	11,487	172,147

Schedule of Investments (Unaudited)	July 31, 2014

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Transmissora Alianca de Energia Eletrica	5,000	$45,620
Ultrapar Participacoes ADR	31,744	726,620
		2,419,667
TOTAL COMMON STOCK
(Cost $7,552,851)		7,796,168

PREFERRED STOCK — 8.8%
BRAZIL— 8.8%
Basic Materials — 1.8%
Braskem*	8,294	51,291
Metalurgica Gerdau	15,115	106,863
		158,154
Consumer Services — 1.9%
Lojas Americanas	25,190	160,659
Financials — 1.5%
Bradespar	12,586	127,871
Telecommunications — 2.3%
Oi	308,711	203,749
Utilities — 1.3%
Cia Energetica de Sao Paulo	8,746	111,139
TOTAL PREFERRED STOCK
(Cost $1,284,134)		761,572

CORPORATE OBLIGATIONS — 0.6%
Hypermarcas(A) (B)
11.300%, 10/15/18	$59,000	26,436
3.000%, 10/15/15	59,000	26,436
TOTAL CORPORATE OBLIGATIONS
(Cost $70,852)		52,872

WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15 * (A) (B)
(Cost $—)	59	—

Schedule of Investments (Unaudited)	July 31, 2014

Global X Brazil Mid Cap ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $774)	$774	$774
TOTAL INVESTMENTS — 99.7%
(Cost $8,908,611)††		$8,611,386

Percentages are based on Net Assets of $8,640,337.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2014 was $52,872 and represented 0.6% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2014, was $52,872 and represents 0.6% of net assets.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $8,908,611, and the unrealized appreciation and depreciation were $982,544 and $(1,279,769) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,796,168	$—	$—	$7,796,168
Preferred Stock	761,572	—	—	761,572
Corporate Obligations	—	—	52,872	52,872
Warrants	—	—	—	—
Time Deposit	—	774	—	774
Total Investments in Securities	$8,557,740	$774	$52,872	$8,611,386

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK — 93.1%
BRAZIL— 93.1%
Consumer Goods — 54.3%
AMBEV ADR *	89,421	$616,111
Arezzo Industria e Comercio	14,512	184,346
BRF ADR	28,086	688,107
Cia Hering	48,353	453,533
Cosan, Cl A	54,328	655,739
Cosan Industria e Comercio	37,487	612,845
Gafisa ADR *	68,202	197,104
Grendene	23,052	135,035
Hypermarcas	80,980	648,554
JBS *	183,216	679,161
M Dias Branco *	14,328	588,087
Marfrig Alimentos *	83,686	243,450
Minerva *	33,585	170,978
Natura Cosmeticos	36,616	572,460
Sao Martinho	16,302	263,275
SLC Agricola	14,826	111,420
Souza Cruz	62,592	581,847
Technos	13,349	74,960
		7,477,012
Consumer Services — 38.8%
B2W Cia Digital *	22,954	335,698
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	14,243	686,798
Gol Linhas Aereas Inteligentes ADR *	29,953	181,515
International Meal Holdings *	14,467	118,478
Kroton Educacional	26,750	712,848
Localiza Rent a Car	39,401	630,937
Lojas Renner	21,351	644,647
Marisa Lojas	16,296	106,737
Multiplus	15,127	221,696
Raia Drogasil *	66,642	555,460
Restoque Comercio e Confeccoes de Roupas *	34,179	106,963
Rossi Residencial *	108,063	68,112
Smiles	21,106	366,442
Via Varejo *	56,374	590,638
		5,326,969
TOTAL COMMON STOCK
(Cost $12,474,629)		12,803,981

PREFERRED STOCK — 6.2%
BRAZIL— 6.2%
Consumer Goods — 1.3%
Alpargatas	37,158	174,919

Schedule of Investments (Unaudited)	July 31, 2014

Global X Brazil Consumer ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Consumer Services — 4.9%
Lojas Americanas	106,213	$677,421
Saraiva Livreiros Editores*	93	751
		678,172
TOTAL PREFERRED STOCK
(Cost $673,362)		853,091

CORPORATE OBLIGATIONS — 0.6%
Hypermarcas (A) (B)
11.300%, 10/15/18	$84,000	37,637
3.000%, 10/15/15	84,000	37,638
TOTAL CORPORATE OBLIGATIONS
(Cost $100,874)		75,275

WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15 * (A) (B)
(Cost $—)	84	—
TOTAL INVESTMENTS — 99.9%
(Cost $13,248,865)††		$13,732,347

Percentages are based on Net Assets of $13,752,772.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2014 was $75,275 and represented 0.5% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2014, was $75,275 and represents 0.5% of net assets.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $13,248,865, and the unrealized appreciation and depreciation were $2,299,870 and $(1,816,388) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$12,803,981	$—	$—	$12,803,981
Preferred Stock	853,091	—	—	853,091
Corporate Obligations	—	—	75,275	75,275
Warrants	—	—	—	—
Total Investments in Securities	$13,657,072	$—	$75,275	$13,732,347

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

As of July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Amounts designated as “–“ are either $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Brazil Consumer ETF

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Brazil Financials ETF

	Shares	Value
COMMON STOCK — 97.0%
BRAZIL— 97.0%
Financials — 97.0%
Aliansce Shopping Centers	4,992	$41,146
Banco Bradesco ADR	19,078	291,512
Banco do Brasil	13,313	162,602
Banco Santander Brasil ADR	44,735	300,619
BB Seguridade Participacoes	10,897	158,406
BM&F Bovespa	26,821	143,045
BR Malls Participacoes	16,471	143,094
BR Properties	17,314	107,070
Brasil Brokers Participacoes	11,664	17,171
Brasil Insurance Participacoes e Administracao	6,704	28,220
Brookfield Incorporacoes *	21,304	14,179
CETIP - Mercados Organizados	11,208	158,085
Cielo	8,004	146,621
Cyrela Brazil Realty Empreendimentos e Participacoes	19,254	106,846
Even Construtora e Incorporadora	15,534	42,451
Ez Tec Empreendimentos e Participacoes	3,514	34,757
Grupo BTG Pactual	9,579	149,042
Helbor Empreendimentos	7,700	18,667
Iguatemi Empresa de Shopping Centers	4,636	49,819
Itau Unibanco Holding ADR	19,422	299,099
LPS Brasil Consultoria de Imoveis	4,197	17,981
MRV Engenharia e Participacoes	21,781	69,891
Multiplan Empreendimentos Imobiliarios	5,591	133,026
PDG Realty Empreendimentos e Participacoes *	91,756	58,239
Porto Seguro	6,623	91,605
Rossi Residencial *	20,774	13,094
Sul America	18,453	111,348
TOTAL COMMON STOCK
(Cost $3,217,889)		2,907,635

PREFERRED STOCK — 2.9%
BRAZIL— 2.9%
Financials — 2.9%
Banco ABC Brasil*	3,617	20,694
Banco do Estado do Rio Grande do Sul	12,638	64,617
TOTAL PREFERRED STOCK
(Cost $116,925)		85,311

Schedule of Investments (Unaudited)	July 31, 2014

Global X Brazil Financials ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $1,179)	$1,179	$1,179
TOTAL INVESTMENTS — 99.9%
(Cost $3,335,993)††		$2,994,125

Percentages are based on Net Assets of $2,998,219.

*	Non-income producing security.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $3,335,993, and the unrealized appreciation and depreciation were $251,329 and $(593,197) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,907,635	$—	$—	$2,907,635
Preferred Stock	85,311	—	—	85,311
Time Deposit	—	1,179	—	1,179
Total Investments in Securities	$2,992,946	$1,179	$—	$2,994,125

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Argentina 20 ETF†

	Shares	Value
COMMON STOCK — 99.6%
ARGENTINA— 79.1%
Basic Materials — 17.8%
Tenaris ADR	139,830	$6,008,495
Consumer Goods — 2.9%
Cresud SACIF y A ADR	76,129	989,677
Consumer Services — 15.9%
Arcos Dorados Holdings, Cl A	187,422	1,922,950
MercadoLibre	37,228	3,443,590
		5,366,540
Financials — 17.6%
Banco Macro ADR *	45,364	1,919,805
BBVA Banco Frances ADR *	94,998	1,225,474
Grupo Financiero Galicia ADR	110,575	1,782,469
IRSA Inversiones y Representaciones ADR	62,964	997,350
		5,925,098
Oil & Gas — 16.2%
Petrobras Argentina ADR *	168,597	1,134,658
Transportadora de Gas del Sur ADR *	88,299	274,610
YPF ADR	114,140	4,038,273
		5,447,541
Telecommunications — 4.6%
Telecom Argentina ADR *	70,404	1,541,143
Utilities — 4.1%
Pampa Energia ADR *	133,643	1,377,859
TOTAL ARGENTINA		26,656,353
CANADA— 14.7%
Basic Materials — 14.7%
Goldcorp	51,025	1,398,085
Pan American Silver	82,435	1,210,146
Silver Standard Resources *	109,787	1,007,845
Yamana Gold	154,692	1,317,976
TOTAL CANADA		4,934,052
CHILE— 3.4%
Consumer Services — 3.4%
Cencosud	371,638	1,156,435
UNITED STATES— 2.4%
Basic Materials — 1.4%
McEwen Mining *	164,237	468,075
Oil & Gas — 1.0%
Apco Oil and Gas International *	23,780	328,402

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Argentina 20 ETF†

	Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$796,477
TOTAL COMMON STOCK
(Cost $32,265,879)		33,543,317

U.S. TREASURY OBLIGATION — 11.9%
United States Treasury Bills
0.005%, 08/14/14(A)
(Cost $3,999,993)	$4,000,000	3,999,984
TOTAL INVESTMENTS — 111.5%
(Cost $36,265,872)††		$37,543,301

Percentages are based on Net Assets of $33,679,691.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
†	As of August 15, 2014, the Global X FTSE Argentina 20 ETF changed its name to Global X MSCI Argentina ETF.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $36,265,872, and the unrealized appreciation and depreciation were $1,666,438 and $(389,009) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,543,317	$—	$—	$33,543,317
U.S. Treasury Obligation	—	3,999,984	—	3,999,984
Total Investments in Securities	$33,543,317	$3,999,984	$—	$37,543,301

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Greece 20 ETF

	Shares	Value
COMMON STOCK — 100.1%
CYPRUS— 0.3%
Financials — 0.3%
Bank of Cyprus * (A) (B)	3,387,287	$816,432
GREECE— 99.8%
Basic Materials — 4.0%
Mytilineos Holdings *	1,301,917	11,174,729
Consumer Goods — 14.7%
Coca-Cola HBC ADR	213,250	4,953,797
Coca-Cola HBC	1,007,851	23,668,700
JUMBO *	844,938	12,671,807
		41,294,304
Consumer Services — 9.7%
Folli Follie *	324,170	13,586,665
OPAP	816,108	13,321,313
		26,907,978
Financials — 35.6%
Alpha Bank AE *	14,778,090	11,873,131
Eurobank Ergasias *	50,918,553	22,909,258
Eurobank Properties Real Estate Investment	634,917	8,068,241
National Bank of Greece ADR *	9,385,443	30,408,835
Piraeus Bank *	12,448,416	26,337,034
		99,596,499
Industrials — 12.7%
Ellaktor *	2,176,637	11,075,550
Metka	425,433	6,893,063
Piraeus Port Authority	20,928	476,401
Titan Cement *	425,717	13,111,263
Viohalco *	630,435	3,638,424
		35,194,701
Oil & Gas — 6.7%
Hellenic Petroleum	1,149,202	9,032,962
Motor Oil Hellas Corinth Refineries	908,524	9,793,275
		18,826,237
Telecommunications — 7.5%
Hellenic Telecommunications Organization *	1,518,325	20,920,681
Utilities — 8.9%
Athens Water Supply & Sewage	681,293	8,757,917
Public Power	907,749	13,309,924
Terna Energy *	568,700	2,947,066
		25,014,907
TOTAL GREECE		278,930,036
TOTAL COMMON STOCK
(Cost $297,026,703)		279,746,468

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Greece 20 ETF

	Face Amount(1)	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.000%, 08/01/14, EUR
(Cost $408,156)	304,811	$408,156
TOTAL INVESTMENTS — 100.2%
(Cost $297,434,859)††		$280,154,624

Percentages are based on Net Assets of $279,694,554.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2014 was $816,432 and represented 0.3% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2014, was $816,432 and represents 0.3% of net assets.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $297,434,859, and the unrealized appreciation and depreciation were $4,145,143 and $(21,425,378) respectively.

ADR — American Depositary Receipt

EUR — Euro Dollar

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$278,930,036	$—	$816,432	$279,746,468
Time Deposit	—	408,156	—	408,156
Total Investments in Securities	$278,930,036	$408,156	$816,432	$280,154,624

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X MSCI Norway ETF†

	Shares	Value
COMMON STOCK — 99.9%
CYPRUS— 0.2%
Oil & Gas — 0.2%
Songa Offshore *	1,194,600	$486,479
NORWAY— 96.5%
Basic Materials — 10.2%
Borregaard	158,400	1,068,372
Norsk Hydro	1,717,676	10,219,139
Yara International	203,004	9,303,563
		20,591,074
Consumer Goods — 11.1%
Aker, Cl A	46,700	1,790,339
Austevoll Seafood	197,100	1,332,530
Bakkafrost P	25,600	500,895
Cermaq	75,500	954,807
Kongsberg Automotive Holding *	170,500	184,431
Leroey Seafood Group	42,060	1,522,131
Marine Harvest	404,507	5,520,962
Orkla	1,062,784	9,678,810
Salmar	42,540	832,346
		22,317,251
Consumer Services — 3.3%
Norwegian Air Shuttle (A) *	40,551	1,232,073
Schibsted	114,494	5,554,999
		6,787,072
Financials — 16.4%
DnB	1,090,554	19,429,725
Gjensidige Forsikring	303,554	5,871,796
Norwegian Property	730,629	1,063,456
Selvaag Bolig	99,798	338,145
Sparebank 1 Nord Norge	53,200	292,812
SpareBank 1 SMN	195,200	1,661,250
SpareBank 1 SR Bank	55,822	512,813
Storebrand	734,723	4,092,995
		33,262,992
Industrials — 4.7%
American Shipping	16,800	124,804
BW LPG *	68,060	882,371
Deep Sea Supply *	773,500	1,202,144
Golden Ocean Group	755,700	1,161,256
Hexagon Composites	26,900	157,043
Hoegh LNG Holdings *	80,750	1,017,989
IDEX *	121,100	91,504
Ocean Yield	21,000	141,640
Stolt-Nielsen	58,660	1,334,380
Thin Film Electronics *	160,900	121,577

Schedule of Investments (Unaudited)	July 31, 2014

Global X MSCI Norway ETF†

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Tomra Systems	254,754	$2,117,428
Wilh Wilhelmsen, Cl B	112,927	929,629
		9,281,765
Oil & Gas — 38.9%
Aker Solutions	248,486	3,683,997
Archer *	590,700	923,681
Awilco Drilling	6,210	154,599
BW Offshore	804,900	1,069,128
Det Norske Oljeselskap(A) *	181,905	2,011,087
DNO International *	974,884	3,284,584
Electromagnetic GeoServices *	419,700	373,877
Fred Olsen Energy	56,220	1,277,981
Kvaerner	393,200	688,030
Odfjell Drilling	23,300	119,718
Petroleum Geo-Services	318,490	2,725,709
ProSafe	380,570	2,838,679
REC Solar *	21,000	280,775
Renewable Energy *	2,922,300	1,631,674
Seadrill	401,358	14,512,185
Sevan Drilling *	1,027,424	490,312
Statoil	1,332,806	38,184,059
TGS Nopec Geophysical	153,110	4,359,714
		78,609,789
Technology — 2.9%
Atea	130,092	1,536,556
Dolphin Group *	578,084	514,049
Nordic Semiconductor (A)	272,244	1,472,444
Opera Software	196,440	2,309,276
		5,832,325
Telecommunications — 9.0%
Telenor	786,114	18,119,882
TOTAL NORWAY		194,802,150
UNITED ARAB EMIRATES— 0.2%
Oil & Gas — 0.2%
Polarcus *	871,000	454,458
UNITED KINGDOM— 3.0%
Oil & Gas — 3.0%
Subsea 7	366,953	6,129,163
TOTAL COMMON STOCK
(Cost $200,438,503)		201,872,250

Schedule of Investments (Unaudited)	July 31, 2014

Global X MSCI Norway ETF†

	Face Amount(1)	Value
REPURCHASE AGREEMENT — 1.1%
Deutsche Bank
0.080%, dated 07/31/14, to be repurchased on 08/01/14 , repurchase price $2,244,237 (collateralized by U.S. Treasury Bonds, par value $2,155,080, 3.125%, 10/31/16 with a total market value of $2,291,281)(B)
(Cost $2,244,232)	2,244,232	$2,244,232

TIME DEPOSITS — 0.3%
Brown Brothers Harriman
0.030%, 08/01/14	497,489	497,489
0.600%, 08/01/14, NOK	194,722	30,975
TOTAL TIME DEPOSITS
(Cost $528,464)		528,464
TOTAL INVESTMENTS — 101.3%
(Cost $203,211,199)††		$204,644,946

Percentages are based on Net Assets of $201,957,017.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $2,131,961.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2014 was $2,244,232.
†	As of July 15, 2014, the Global X FTSE Norway 30 ETF changed its name to Global X MSCI Norway ETF.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $203,211,199, and the unrealized appreciation and depreciation were $7,802,239 and $(6,368,492) respectively.

Cl — Class

NOK — Norwegian Krone

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$201,872,250	$—	$—	$201,872,250
Repurchase Agreement	2,244,232	—	—	2,244,232
Time Deposits	—	528,464	—	528,464
Total Investments in Securities	$204,116,482	$528,464	$—	$204,644,946

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.2%
DENMARK— 24.1%
Consumer Goods — 1.6%
Carlsberg, Cl B	11,077	$1,064,293
Financials — 3.4%
Danske Bank *	75,733	2,193,839
Health Care — 16.6%
Coloplast, Cl B	10,581	896,730
Novo Nordisk ADR	189,379	8,720,903
Novozymes, Cl B	24,290	1,203,987
		10,821,620
Industrials — 2.5%
A P Moller - Maersk, Cl B	704	1,642,355
TOTAL DENMARK		15,722,107
FINLAND— 13.0%
Financials — 3.8%
Sampo, Cl A	49,491	2,465,272
Industrials — 2.6%
Kone, Cl B	39,564	1,667,219
Technology — 4.8%
Nokia ADR	394,004	3,124,452
Utilities — 1.8%
Fortum	46,649	1,199,331
TOTAL FINLAND		8,456,274
NORWAY— 14.2%
Basic Materials — 2.5%
Norsk Hydro	137,120	815,782
Yara International	18,117	830,292
		1,646,074
Financials — 3.1%
DnB	111,846	1,992,691
Oil & Gas — 6.0%
Seadrill	36,582	1,322,721
Statoil ADR	92,485	2,630,273
		3,952,994
Telecommunications — 2.6%
Telenor	72,346	1,667,571
TOTAL NORWAY		9,259,330
SWEDEN— 47.9%
Consumer Goods — 2.3%
Svenska Cellulosa, Cl B	60,793	1,502,596
Consumer Services — 5.8%
Hennes & Mauritz, Cl B	91,795	3,764,577

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Nordic Region ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Financials — 19.9%
Investor, Cl B	47,391	$1,710,643
Nordea Bank	308,685	4,152,673
Skandinaviska Enskilda Banken, Cl A	152,325	2,046,987
Svenska Handelsbanken, Cl A	46,287	2,239,131
Swedbank, Cl A	110,365	2,836,641
		12,986,075
Industrials — 11.8%
Assa Abloy, Cl B	32,789	1,616,111
Atlas Copco, Cl A	64,873	1,942,936
Sandvik	103,841	1,311,147
SKF, Cl B	43,009	1,017,522
Volvo, Cl B	147,073	1,803,713
		7,691,429
Technology — 5.5%
Ericsson ADR	288,108	3,581,182
Telecommunications — 2.6%
TeliaSonera	226,761	1,702,795
TOTAL SWEDEN		31,228,654
TOTAL COMMON STOCK
(Cost $56,348,126)		64,666,365

TIME DEPOSITS — 0.3%
Brown Brothers Harriman
0.030%, 08/01/14	153,872	153,872
0.000%, 08/01/14, DKK	51,061	9,170
0.600%, 08/01/14, NOK	60	10
0.050%, 08/01/14, SEK	12	2
TOTAL TIME DEPOSITS
(Cost $163,054)		163,054

TOTAL INVESTMENTS — 99.5%
(Cost $56,511,180)††		$64,829,419

Percentages are based on Net Assets of $65,173,640.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $56,511,180, and the unrealized appreciation and depreciation were $9,300,903 and $(982,664) respectively.

ADR — American Depositary Receipt

Cl — Class

DKK — Danish Krone

NOK — Norwegian Krone

SEK — Swedish Krone

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Nordic Region ETF

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$64,666,365	$—	$—	$64,666,365
Time Deposits	—	163,054	—	163,054
Total Investments in Securities	$64,666,365	$163,054	$—	$64,829,419

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Central Asia & Mongolia Index ETF

	Shares	Value
COMMON STOCK — 96.9%
CANADA— 14.6%
Basic Materials — 14.6%
Centerra Gold	22,432	$116,650
Dundee Precious Metals *	26,869	127,402
SouthGobi Resources *	57,050	36,070
Turquoise Hill Resources *	38,015	131,532
TOTAL CANADA		411,654
CHINA— 8.8%
Oil & Gas — 8.8%
MIE Holdings	639,100	109,677
SPT Energy Group	257,600	137,275
TOTAL CHINA		246,952
HONG KONG— 3.3%
Basic Materials — 3.3%
Mongolia Energy *	3,222,500	92,724
KAZAKHSTAN— 31.0%
Financials — 8.5%
Halyk Savings Bank of Kazakhstan JSC GDR	23,210	239,063
Oil & Gas — 13.6%
KazMunaiGas Exploration Production JSC GDR	15,942	284,565
Nostrum Oil & Gas *	7,654	97,757
		382,322
Telecommunications — 8.9%
KCell JSC GDR	16,262	248,483
TOTAL KAZAKHSTAN		869,868
MONGOLIA— 4.6%
Basic Materials — 4.6%
Mongolian Mining *	1,784,500	128,944
SWEDEN— 4.9%
Telecommunications — 4.9%
TeliaSonera	18,246	137,013
UNITED ARAB EMIRATES— 6.5%
Oil & Gas — 6.5%
Dragon Oil	19,268	182,820
UNITED KINGDOM— 23.2%
Basic Materials — 15.3%
Central Asia Metals	40,819	115,088
China Nonferrous Gold *	169,713	90,256
Kazakhmys	18,222	99,923

Schedule of Investments (Unaudited)	July 31, 2014

Global X Central Asia & Mongolia Index ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Basic Materials — continued
Polymetal International	14,470	$123,981
		429,248
Financials — 4.1%
Bank of Georgia Holdings	2,803	115,232
Oil & Gas — 3.8%
Tethys Petroleum *	316,738	106,950
TOTAL UNITED KINGDOM		651,430
TOTAL COMMON STOCK
(Cost $2,661,240)		2,721,405

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.005%, 08/01/14, HKD
(Cost $1,078)	8,352	1,078
TOTAL INVESTMENTS — 96.9%
(Cost $2,662,318)††		$2,722,483

Percentages are based on Net Assets of $2,809,142.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $2,662,318, and the unrealized appreciation and depreciation were $206,635 and $(146,470) respectively.

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,721,405	$—	$—	$2,721,405
Time Deposit	—	1,078	—	1,078
Total Investments in Securities	$2,721,405	$1,078	$—	$2,722,483

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Nigeria Index ETF†

	Shares	Value
COMMON STOCK — 99.5%
CANADA— 1.3%
Oil & Gas — 1.3%
Mart Resources	214,791	$263,970
FRANCE— 1.4%
Oil & Gas — 1.4%
MPI	49,865	282,443
ITALY— 4.9%
Oil & Gas — 4.9%
Saipem	41,990	981,716
NIGERIA— 76.4%
Consumer Goods — 19.0%
Dangote Sugar Refinery	1,958,900	111,315
Flour Mills of Nigeria	690,800	315,660
Guinness Nigeria *	396,300	477,322
Nestle Nigeria	143,600	993,403
Nigerian Breweries	1,461,900	1,626,240
Unilever Nigeria	1,093,400	332,612
		3,856,552
Financials — 47.5%
Access Bank	12,058,900	744,836
Diamond Bank *	6,445,300	253,592
Ecobank Transnational	1,819,511	185,435
FBN Holdings	14,929,900	1,335,299
Fidelity Bank	16,937,400	209,233
First City Monument Bank *	11,038,420	290,449
Guaranty Trust Bank	13,254,900	2,447,940
Skye Bank	8,057,900	151,801
Transnational Corp of Nigeria *	20,052,000	681,198
UAC of Nigeria	1,074,880	404,989
United Bank for Africa	19,678,662	935,922
Zenith Bank	12,577,100	1,948,324
		9,589,018
Industrials — 6.5%
Dangote Cement	538,800	765,436
Lafarge Cement WAPCO Nigeria	729,400	540,630
		1,306,066
Oil & Gas — 3.4%
Oando *	3,958,400	684,102
TOTAL NIGERIA		15,435,738
NORWAY— 5.1%
Oil & Gas — 5.1%
TGS Nopec Geophysical	36,560	1,041,024

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Nigeria Index ETF†

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
UNITED KINGDOM— 6.9%
Oil & Gas — 6.9%
Afren *	380,400	$706,455
Subsea 7	41,551	694,020
TOTAL UNITED KINGDOM		1,400,475
UNITED STATES— 3.5%
Oil & Gas — 3.5%
SEACOR Holdings *	9,256	703,086
TOTAL COMMON STOCK
(Cost $19,794,336)		20,108,452

TIME DEPOSITS — 0.5%
Brown Brothers Harriman
0.030%, 08/01/14	94,820	94,820
0.600%, 08/01/14, NOK	9	1
TOTAL TIME DEPOSITS
(Cost $94,821)		94,821
TOTAL INVESTMENTS — 100.0%
(Cost $19,889,157)††		$20,203,273

Percentages are based on Net Assets of $20,196,846.

*	Non-income producing security
(1)	In U.S. Dollars unless otherwise indicated
†	As of August 15, 2014, the Global X FTSE Nigeria Index ETF changed its name to Global X MSCI Nigeria ETF.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $19,889,157, and the unrealized appreciation and depreciation were $1,307,714 and $(993,598) respectively.

NOK — Norwegian Krone

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,108,452	$—	$—	$20,108,452
Time Deposits	—	94,821	—	94,821
Total Investments in Securities	$20,108,452	$94,821	$—	$20,203,273

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.4%
ARGENTINA— 3.3%
Consumer Services — 1.6%
Arcos Dorados Holdings, Cl A	97,416	$999,488
MercadoLibre	16,605	1,535,962
		2,535,450
Oil & Gas — 1.7%
YPF ADR	78,939	2,792,862
TOTAL ARGENTINA		5,328,312
AUSTRALIA— 1.0%
Basic Materials — 0.9%
Paladin Energy *	2,526,600	880,488
Resolute Mining *	939,400	523,790
		1,404,278
Consumer Services — 0.1%
Donaco International *	279,800	223,615
TOTAL AUSTRALIA		1,627,893
BANGLADESH— 0.8%
Consumer Services — 0.2%
Square Pharmaceuticals	102,110	336,500
Telecommunications — 0.6%
GrameenPhone	237,200	941,513
TOTAL BANGLADESH		1,278,013
CANADA— 3.5%
Basic Materials — 2.9%
African Barrick Gold	200,630	887,458
Asanko Gold *	68,551	166,607
Endeavour Mining *	337,301	266,042
First Quantum Minerals	96,602	2,291,125
Turquoise Hill Resources *	298,721	1,038,339
		4,649,571
Oil & Gas — 0.6%
Pan American Silver	71,170	1,045,667
TOTAL CANADA		5,695,238
CAYMAN ISLANDS— 0.4%
Consumer Services — 0.4%
NagaCorp	655,383	579,270
CHILE— 4.1%
Basic Materials — 0.2%
Empresas CMPC	97,600	220,101
Sociedad Quimica y Minera de Chile, Cl B	7,860	217,499
		437,600

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 1.5%
Cencosud	73,200	$227,778
Latam Airlines Group *	90,280	1,062,155
SACI Falabella	152,280	1,207,262
		2,497,195
Financials — 0.4%
Banco de Chile	2,116,027	263,047
Banco Santander Chile	4,785,000	303,898
		566,945
Oil & Gas — 0.2%
Empresas COPEC	20,740	253,990
Utilities — 1.8%
Empresa Nacional de Electricidad	977,549	1,451,379
Enersis	4,417,753	1,484,812
		2,936,191
TOTAL CHILE		6,691,921
COLOMBIA— 2.9%
Consumer Goods — 0.1%
Almacenes Exito	13,420	216,666
Financials — 0.1%
Grupo de Inversiones Suramericana	11,391	248,002
Industrials — 0.2%
Cementos Argos	44,246	259,335
Oil & Gas — 2.5%
Ecopetrol	643,348	1,090,104
Pacific Rubiales Energy ^	155,269	2,969,100
		4,059,204
TOTAL COLOMBIA		4,783,207
CZECH REPUBLIC— 1.3%
Financials — 0.2%
Komercni Banka	1,342	292,076
Telecommunications — 0.1%
Telefonica Czech Republic	18,300	241,292
Utilities — 1.0%
CEZ	55,261	1,569,573
TOTAL CZECH REPUBLIC		2,102,941
EGYPT— 0.5%
Financials — 0.4%
Commercial International Bank Egypt SAE	60,100	354,041
Talaat Moustafa Group	187,350	246,829
		600,870
Telecommunications — 0.1%
Orascom Telecom *	310,503	224,950

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL EGYPT		$825,820
FRANCE— 0.3%
Oil & Gas — 0.3%
Etablissements Maurel et Prom	33,241	505,203
GREECE— 0.1%
Industrials — 0.1%
Metka	8,482	137,429
HUNGARY— 0.7%
Consumer Services — 0.2%
Richter Gedeon Nyrt	17,196	282,437
Financials — 0.4%
OTP Bank	39,302	683,243
Oil & Gas — 0.1%
MOL Hungarian Oil & Gas	3,294	159,427
TOTAL HUNGARY		1,125,107
INDONESIA— 8.8%
Basic Materials — 1.3%
Indocement Tunggal Prakarsa	183,000	394,372
Semen Indonesia Persero	1,255,985	1,798,139
		2,192,511
Consumer Goods — 2.1%
Astra International	2,559,097	1,707,538
Charoen Pokphand Indonesia	660,200	225,246
Gudang Garam	93,914	439,658
Indofood CBP Sukses Makmur TBK	244,000	220,238
Indofood Sukses Makmur	489,200	298,950
Unilever Indonesia	113,869	302,438
		3,194,068
Consumer Services — 0.2%
Kalbe Farma	2,624,400	392,158
Financials — 2.9%
Bank Central Asia	1,640,468	1,643,656
Bank Mandiri	2,146,718	1,900,571
Bank Rakyat Indonesia Persero	1,159,000	1,121,209
		4,665,436
Industrials — 0.2%
United Tractors	146,400	289,576
Telecommunications — 1.1%
Telekomunikasi Indonesia Persero	7,900,605	1,808,387
Utilities — 1.0%
Perusahaan Gas Negara	3,338,439	1,701,299

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL INDONESIA		$14,243,435
KAZAKHSTAN— 0.2%
Oil & Gas — 0.2%
KazMunaiGas Exploration Production JSC GDR	19,238	343,398
KENYA— 0.2%
Telecommunications — 0.2%
Safaricom	2,209,400	307,001
KUWAIT— 1.1%
Financials — 1.1%
Kuwait Finance House	407,314	1,179,161
National Bank of Kuwait SAK *	182,580	625,252
TOTAL KUWAIT		1,804,413
LUXEMBOURG— 0.2%
Consumer Goods — 0.2%
Adecoagro *	25,076	249,757
MALAYSIA— 10.6%
Basic Materials — 0.2%
Petronas Chemicals Group	139,890	290,635
Consumer Goods — 0.4%
British American Tobacco Malaysia	10,975	242,096
IOI	183,000	286,295
Kuala Lumpur Kepong	31,100	230,623
		759,014
Consumer Services — 0.6%
Genting	97,600	301,412
Genting Malaysia	231,800	319,124
IHH Healthcare	236,152	347,282
		967,818
Energy — 1.0%
Sapurakencana Petroleum *	1,181,867	1,593,819
Financials — 2.4%
CIMB Group Holdings	343,110	751,493
Malayan Banking	488,325	1,509,590
Public Bank	264,600	1,637,606
		3,898,689
Industrials — 1.2%
MISC *	146,400	298,663
Sime Darby	521,230	1,549,338
		1,848,001

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.2%
Petronas Dagangan	24,400	$142,003
Petronas Gas	32,549	239,127
		381,130
Telecommunications — 3.2%
Axiata Group	712,167	1,550,902
DiGi.Com	1,016,802	1,810,264
Maxis	701,096	1,482,919
Telekom Malaysia	201,017	392,474
		5,236,559
Utilities — 1.4%
Tenaga Nasional	537,173	2,087,512
YTL	463,600	227,738
		2,315,250
TOTAL MALAYSIA		17,290,915
MEXICO— 10.8%
Basic Materials — 3.0%
Fresnillo	92,461	1,453,313
Grupo Mexico, Cl B	473,268	1,684,004
Industrias Penoles	10,944	273,186
Mexichem	356,017	1,421,914
		4,832,417
Consumer Goods — 1.7%
Arca Continental	50,338	355,869
Coca-Cola Femsa	24,400	260,500
Fomento Economico Mexicano	84,909	798,479
Grupo Bimbo, Ser A	97,600	299,297
Grupo Lala, Cl B	306,681	782,245
Kimberly-Clark de Mexico, Cl A	101,583	257,723
		2,754,113
Consumer Services — 1.0%
Grupo Elektra	9,394	242,325
Wal-Mart de Mexico	593,180	1,473,079
		1,715,404
Financials — 1.1%
Grupo Financiero Banorte, Cl O	125,984	838,146
Grupo Financiero Inbursa, Cl O	317,200	969,356
		1,807,502
Industrials — 2.2%
Alfa, Cl A	578,270	1,579,088
Cemex, Cl Preference *	607,129	763,733
OHL Mexico *	104,490	303,827
Promotora y Operadora de Infraestructura *	59,513	803,200
		3,449,848

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.5%
America Movil	1,418,067	$1,674,435
Grupo Televisa	116,521	830,014
		2,504,449
Utilities — 0.3%
Infraestructura Energetica Nova	80,940	457,966
TOTAL MEXICO		17,521,699
NIGERIA— 0.3%
Consumer Goods — 0.1%
Nigerian Breweries	218,200	242,729
Financials — 0.2%
Guaranty Trust Bank	1,541,000	284,595
TOTAL NIGERIA		527,324
OMAN— 0.5%
Financials — 0.2%
BankMuscat SAOG *	158,600	286,716
Telecommunications — 0.3%
Oman Telecommunications SAOG	133,410	590,816
TOTAL OMAN		877,532
PAKISTAN— 0.7%
Oil & Gas — 0.6%
Oil & Gas Development	104,200	290,979
Pakistan Petroleum	292,800	689,081
		980,060
Telecommunications — 0.1%
Pakistan Telecommunication	784,493	216,162
TOTAL PAKISTAN		1,196,222
PANAMA— 1.6%
Consumer Services — 1.6%
Copa Holdings, Cl A	17,067	2,591,965
PAPUA NEW GUINEA— 1.4%
Oil & Gas — 1.4%
Oil Search	261,488	2,303,645
PERU— 0.5%
Financials — 0.5%
Credicorp Ltd.	5,793	856,901
PHILIPPINES— 3.6%
Consumer Goods — 0.3%
JG Summit Holdings *	208,149	253,724
Universal Robina	104,417	390,243
		643,967

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.9%
SM Investments	74,984	$1,374,477
Financials — 0.4%
Ayala	21,960	332,329
SM Prime Holdings	859,797	302,946
		635,275
Industrials — 0.5%
Alliance Global Group	500,200	303,134
DMCI Holdings	137,846	231,593
International Container Terminal Services	97,600	254,326
		789,053
Real Estate — 0.2%
Ayala Land	439,200	314,652
Technology — 1.0%
Philippine Long Distance Telephone	23,054	1,617,173
Utilities — 0.3%
Aboitiz Power	287,658	242,802
Manila Electric	43,920	256,974
		499,776
TOTAL PHILIPPINES		5,874,373
POLAND— 4.5%
Basic Materials — 0.9%
KGHM Polska Miedz	37,086	1,525,491
Consumer Goods — 0.1%
LPP *	88	219,979
Financials — 1.6%
Bank Pekao	12,974	690,217
Bank Zachodni *	2,586	294,170
Powszechna Kasa Oszczednosci Bank Polski	62,391	711,829
Powszechny Zaklad Ubezpieczen	5,521	778,528
		2,474,744
Oil & Gas — 0.9%
Polski Koncern Naftowy Orlen S.A.	102,086	1,210,519
Polskie Gornictwo Naftowe i Gazownictwo	158,600	246,010
		1,456,529
Utilities — 1.0%
PGE	237,900	1,585,847
TOTAL POLAND		7,262,590
QATAR— 1.6%
Financials — 0.6%
Qatar National Bank	18,870	938,058
Industrials — 1.0%
Industries Qatar QSC	35,926	1,710,950

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL QATAR		$2,649,008
RUSSIA— 0.7%
Basic Materials — 0.7%
Polyus Gold International	344,521	1,077,519
SOUTH AFRICA— 9.6%
Basic Materials — 2.1%
Anglo American Platinum *	17,690	777,548
AngloGold Ashanti	49,530	845,516
Aquarius Platinum *	384,203	157,298
Impala Platinum Holdings	62,120	615,986
Kumba Iron Ore	19,296	674,883
Mondi	17,724	311,158
		3,382,389
Consumer Goods — 0.5%
Tiger Brands	26,473	762,244
Consumer Services — 3.7%
Aspen Pharmacare Holdings	29,681	804,235
Mediclinic International	100,556	801,785
Naspers, Cl N	15,366	1,906,857
Shoprite Holdings	44,054	665,514
Steinhoff International Holdings	204,211	1,020,769
Woolworths Holdings	103,518	800,399
		5,999,559
Financials — 1.1%
FirstRand	226,180	912,271
Standard Bank Group	63,765	860,706
		1,772,977
Industrials — 0.5%
Bidvest Group	30,192	813,520
Oil & Gas — 0.2%
Exxaro Resources	19,520	264,866
Technology — 0.5%
Sasol	15,773	911,445
Telecommunications — 1.0%
MTN Group	38,723	803,133
Vodacom Group	70,910	830,050
		1,633,183
TOTAL SOUTH AFRICA		15,540,183
SOUTH KOREA— 0.2%
Consumer Services — 0.2%
Kolao Holdings *	18,919	397,578

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
THAILAND— 8.0%
Basic Materials — 0.4%
PTT Global Chemical	330,631	$677,016
Consumer Goods — 1.1%
Charoen Pokphand Foods	1,016,357	846,700
Thai Beverage	1,820,207	897,337
		1,744,037
Consumer Services — 1.2%
Bangkok Dusit Medical Services	1,816,000	961,445
CP ALL	664,722	957,440
		1,918,885
Financials — 0.5%
Siam Commercial Bank	160,160	887,838
Industrials — 1.4%
Airports of Thailand	120,494	803,043
Siam Cement	89,140	1,204,820
Siam Cement NVDR	22,360	302,218
		2,310,081
Oil & Gas — 1.8%
PTT	150,391	1,494,074
PTT Exploration & Production	283,060	1,432,490
		2,926,564
Telecommunications — 1.6%
Advanced Info Service	185,454	1,201,321
Intouch Holdings	36,800	78,505
Intouch Holdings NVDR	265,830	567,093
Total Access Communication	195,721	630,867
Total Access Communication NVDR	27,200	87,674
		2,565,460
TOTAL THAILAND		13,029,881
TURKEY— 8.5%
Basic Materials — 1.6%
Eregli Demir ve Celik Fabrikalari	1,229,873	2,600,021
Consumer Goods — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii *	18,300	222,046
Coca-Cola Icecek	10,980	275,422
Ford Otomotiv Sanayi	15,860	217,975
		715,443
Consumer Services — 1.7%
BIM Birlesik Magazalar	71,469	1,694,337
Turk Hava Yollari *	357,175	1,075,126
		2,769,463

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.5%
Akbank	193,800	$771,474
Turkiye Garanti Bankasi	193,225	798,040
Turkiye Is Bankasi, Cl C	288,344	807,385
		2,376,899
Industrials — 1.2%
Enka Insaat ve Sanayi	119,254	311,659
KOC Holding	306,236	1,607,782
		1,919,441
Oil & Gas — 1.0%
Tupras Turkiye Petrol Rafinerileri	69,853	1,706,554
Telecommunications — 1.1%
Turk Telekomunikasyon	92,436	277,377
Turkcell Iletisim Hizmetleri *	234,340	1,531,062
		1,808,439
TOTAL TURKEY		13,896,260
UKRAINE— 0.3%
Consumer Goods — 0.3%
Kernel Holding *	50,931	472,862
UNITED ARAB EMIRATES— 3.2%
Financials — 1.1%
First Gulf Bank PJSC	239,913	1,188,771
National Bank of Abu Dhabi PJSC *	170,340	672,447
		1,861,218
Industrials — 0.6%
DP World	46,080	916,992
Real Estate — 1.5%
Emaar Properties PJSC	915,871	2,436,139
TOTAL UNITED ARAB EMIRATES		5,214,349
UNITED KINGDOM— 2.7%
Basic Materials — 0.7%
Kazakhmys	222,135	1,218,103
Financials — 0.4%
Bank of Georgia Holdings	17,194	706,849
Oil & Gas — 1.2%
Afren *	463,600	860,968
Premier Oil	191,473	1,040,266
		1,901,234
Telecommunications — 0.4%
Cable & Wireless Communications	794,262	630,250
TOTAL UNITED KINGDOM		4,456,436

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
UNITED STATES— 0.4%
Oil & Gas — 0.4%
Vaalco Energy *	96,064	$662,842
VIETNAM— 0.3%
Utilities — 0.3%
PetroVietnam Gas JSC	76,870	409,394
TOTAL COMMON STOCK
(Cost $156,197,791)		161,737,836

PREFERRED STOCK — 0.3%
COLOMBIA— 0.3%
Consumer Services — 0.1%
Avianca Holdings	118,101	240,702
Financials — 0.2%
Banco Davivienda	14,900	252,310
TOTAL PREFERRED STOCK
(Cost $483,993)		493,012

CONVERTIBLE BOND — 0.0%
BankMuscat SAOG 4.500%, 03/20/17
(Cost $–)	2,702	758

TIME DEPOSITS — 0.0%
Brown Brothers Harriman
0.030%, 08/01/14	1	1
1.782%, 08/01/14, AUD	6	6
4.750%, 08/01/14, ZAR	60,100	5,605
TOTAL TIME DEPOSITS
(Cost $5,612)		5,612
TOTAL INVESTMENTS — 99.7%
(Cost $156,687,396)††		$162,237,218

Percentages are based on Net Assets of $162,676,521.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated
††	At July 31, 2014, the tax basis cost of the Fund's investments was $156,687,396, and the unrealized appreciation and depreciation were $9,513,979 and $(3,964,157) respectively.
^	Security traded on Toronto Stock Exchange

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

GDR — Global Depository Receipt

Ltd. — Limited

NVDR — Non-Voting Depositary Receipt

Ser — Series

ZAR — South African Rand

Schedule of Investments (Unaudited)	July 31, 2014

Global X Next Emerging & Frontier ETF

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$161,737,836	$—	$—	$161,737,836
Preferred Stock	493,012	—	—	493,012
Convertible Bond	—	758	—	758
Time Deposits	—	5,612	—	5,612
Total Investments in Securities	$162,230,848	$6,370	$—	$162,237,218

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Portugal 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.3%
PORTUGAL— 99.3%
Basic Materials — 14.3%
Altri	342,228	$957,762
Cimpor Cimentos de Portugal	82,106	278,158
Portucel	297,403	1,365,951
Semapa-Sociedade de Investimento e Gestao	91,803	1,348,525
Sonae Industria *	143,892	69,557
		4,019,953
Consumer Goods — 11.1%
Jeronimo Martins	139,347	1,823,005
Sonae *	875,213	1,317,273
		3,140,278
Consumer Services — 4.7%
ZON OPTIMUS	222,105	1,327,039
Energy — 13.9%
Galp Energia	221,367	3,930,539
Financials — 18.0%
Banco BPI, Cl G *	663,248	1,338,397
Banco Comercial Portugues, Cl R *	16,326,066	2,343,538
Banco Espirito Santo *	2,030,514	546,510
BANIF - Banco Internacional do Funchal *	70,543,316	850,147
		5,078,592
Industrials — 4.8%
Mota-Engil	204,385	1,278,638
Sonae Capital *	199,569	91,928
		1,370,566
Telecommunication Services — 4.1%
Portugal Telecom	461,235	996,213
Sonaecom	66,345	152,181
		1,148,394
Utilities — 28.4%
EDP Renovaveis *	191,945	1,353,999
Energias de Portugal	1,268,218	5,948,805
REN - Redes Energeticas Nacionais	201,341	709,600
		8,012,404
TOTAL COMMON STOCK
(Cost $30,586,111)		28,027,765

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 08/01/14
(Cost $1,492)	$1,492	1,492
TOTAL INVESTMENTS — 99.3%
(Cost $30,587,603)††		$28,029,257

Schedule of Investments (Unaudited)	July 31, 2014

Global X FTSE Portugal 20 ETF

Percentages are based on Net Assets of $28,219,527.

*	Non-income producing security.
††	At July 31, 2014, the tax basis cost of the Fund's investments was $30,587,603, and the unrealized appreciation and depreciation were $1,235,518 and $(3,793,864) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$28,027,765	$—	$—	$28,027,765
Time Deposit	—	1,492	—	1,492
Total Investments in Securities	$28,027,765	$1,492	$—	$28,029,257

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or financial statements.

GLX-QH-002-0600

Item 2.     Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 26, 2014

By (Signature and Title)*	/s/ Thomas K. Lynch
Thomas K. Lynch
Chief Financial Officer

Date: September 26, 2014

*	Print the name and title of each signing officer under his or her signature.